UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2008

1.800336.104

EQU-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	2,101,029	$ 42,315
Johnson Controls, Inc.	1,638,248	57,765
The Goodyear Tire & Rubber Co. (a)	2,331,200	62,430
TRW Automotive Holdings Corp. (a)	1,230,257	31,445
		193,955
Automobiles - 1.3%
Fiat SpA	1,116,300	25,089
Ford Motor Co. (a)(d)	8,909,190	73,590
General Motors Corp. (d)	2,734,400	63,438
Harley-Davidson, Inc.	2,202,750	84,255
Monaco Coach Corp.	1,321,209	8,363
Renault SA	429,921	44,329
Toyota Motor Corp. sponsored ADR	651,200	66,097
Winnebago Industries, Inc.	881,737	14,187
		379,348
Diversified Consumer Services - 0.3%
H&R Block, Inc.	4,091,952	89,491
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	906,100	53,985
Starbucks Corp. (a)	3,797,600	61,635
Wyndham Worldwide Corp.	830,660	17,843
		133,463
Household Durables - 1.4%
Beazer Homes USA, Inc. (d)	1,655,900	18,331
Black & Decker Corp.	935,400	61,390
Centex Corp.	2,859,300	59,531
KB Home	566,900	12,755
Lennar Corp. Class A (d)	1,913,100	35,239
Newell Rubbermaid, Inc.	1,108,800	22,764
Pulte Homes, Inc.	1,117,200	14,568
The Stanley Works	1,196,941	57,740
Whirlpool Corp.	1,833,548	133,446
		415,764
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	3,683,764	55,735
Leisure Equipment & Products - 0.6%
Brunswick Corp.	3,531,000	58,897
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Eastman Kodak Co.	4,283,600	$ 76,634
Polaris Industries, Inc.	789,945	36,772
		172,303
Media - 3.6%
A.H. Belo Corp. Class A	409,884	3,996
Belo Corp. Series A	2,448,127	24,726
Citadel Broadcasting Corp.	5,584,707	7,595
Clear Channel Communications, Inc.	4,659,142	140,473
Comcast Corp. Class A	7,797,855	160,246
E.W. Scripps Co. Class A	1,558,386	69,987
Gannett Co., Inc.	1,424,700	40,775
Informa PLC	2,883,000	19,804
McGraw-Hill Companies, Inc.	517,500	21,212
News Corp. Class B	3,667,900	67,856
The McClatchy Co. Class A (d)	3,350,887	35,184
The New York Times Co. Class A (d)	2,479,991	48,360
The Walt Disney Co.	2,631,310	85,333
Time Warner Cable, Inc. (a)	1,817,495	50,890
Time Warner, Inc.	16,769,290	249,024
Vivendi	147,745	6,013
		1,031,474
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	1,922,800	41,148
JCPenney Co., Inc.	1,121,000	47,643
Kohl's Corp. (a)	3,463,647	169,199
Macy's, Inc.	3,376,300	85,387
Sears Holdings Corp. (a)(d)	677,700	66,828
Target Corp.	2,020,400	107,344
Tuesday Morning Corp.	1,513,113	8,231
		525,780
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	1,034,700	35,883
AnnTaylor Stores Corp. (a)	919,759	23,270
Chico's FAS, Inc. (a)	2,652,900	18,756
Foot Locker, Inc.	1,954,358	24,723
Home Depot, Inc.	6,660,700	191,828
OfficeMax, Inc.	1,415,127	25,854
PetSmart, Inc.	819,132	18,332
RadioShack Corp.	1,609,400	22,371
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	2,847,655	$ 61,794
Williams-Sonoma, Inc.	2,212,200	58,402
		481,213
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,144,400	37,934
TOTAL CONSUMER DISCRETIONARY		3,516,460
CONSUMER STAPLES - 4.7%
Beverages - 0.2%
Carlsberg AS Series B	147,100	19,634
Heineken NV (Bearer) (d)	709,846	41,433
		61,067
Food & Staples Retailing - 1.4%
Rite Aid Corp. (a)	7,331,532	19,795
Wal-Mart Stores, Inc.	6,447,000	373,797
Winn-Dixie Stores, Inc. (a)	644,464	11,426
		405,018
Food Products - 0.9%
Hershey Co.	2,326,700	86,972
Kraft Foods, Inc. Class A	1,538,140	48,651
Marine Harvest ASA (a)	49,497,600	32,771
Nestle SA (Reg.)	96,836	46,437
Tyson Foods, Inc. Class A	2,764,400	49,206
		264,037
Household Products - 0.9%
Energizer Holdings, Inc. (a)	335,700	26,540
Kimberly-Clark Corp.	1,414,800	90,533
Procter & Gamble Co.	1,808,017	121,228
		238,301
Personal Products - 0.4%
Avon Products, Inc.	1,399,600	54,612
Estee Lauder Companies, Inc. Class A	1,104,100	50,358
		104,970
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.	3,711,295	$ 74,226
Philip Morris International, Inc. (a)	3,711,295	189,387
		263,613
TOTAL CONSUMER STAPLES		1,337,006
ENERGY - 18.8%
Energy Equipment & Services - 3.7%
BJ Services Co.	1,329,376	37,581
Halliburton Co.	3,094,300	142,059
Nabors Industries Ltd. (a)	3,229,551	121,237
Noble Corp.	4,714,844	265,351
Pride International, Inc. (a)	1,100,800	46,729
Schlumberger Ltd. (NY Shares)	4,403,763	442,798
		1,055,755
Oil, Gas & Consumable Fuels - 15.1%
Apache Corp.	1,430,710	192,688
Boardwalk Pipeline Partners, LP	878,400	22,215
Chevron Corp.	5,922,882	569,485
ConocoPhillips	5,545,900	477,779
CONSOL Energy, Inc.	502,501	40,682
Devon Energy Corp.	211,300	23,961
EOG Resources, Inc.	1,842,900	240,462
Exxon Mobil Corp.	17,593,617	1,637,448
Hess Corp.	1,811,000	192,328
Occidental Petroleum Corp.	2,767,100	230,250
Peabody Energy Corp.	875,439	53,516
Repsol YPF SA sponsored ADR	1,936,700	78,572
Royal Dutch Shell PLC:
Class A sponsored ADR	2,174,000	174,594
Class B ADR	258,000	20,563
Spectra Energy Corp.	1,106,050	27,319
Total SA sponsored ADR	2,366,102	198,753
Valero Energy Corp.	2,103,200	102,741
Williams Companies, Inc.	1,365,500	48,475
		4,331,831
TOTAL ENERGY		5,387,586
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 24.2%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	7,898,549	$ 343,824
Goldman Sachs Group, Inc.	760,321	145,503
KKR Private Equity Investors, LP	947,000	13,779
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	24,947
Legg Mason, Inc.	963,550	58,083
Lehman Brothers Holdings, Inc.	2,127,954	94,141
Merrill Lynch & Co., Inc.	2,790,200	139,036
Morgan Stanley	4,925,960	239,402
T. Rowe Price Group, Inc.	517,500	30,305
		1,089,020
Commercial Banks - 5.1%
Associated Banc-Corp.	3,328,222	94,089
HSBC Holdings PLC sponsored ADR	1,661,861	144,233
KeyCorp	1,723,800	41,595
Lloyds TSB Group PLC	6,659,701	57,268
PNC Financial Services Group, Inc.	3,036,300	210,567
Royal Bank of Scotland Group PLC	2,183,227	14,976
Societe Generale (a)	57,887	6,705
Societe Generale Series A	228,000	26,752
Sterling Financial Corp., Washington	1,932,924	23,601
U.S. Bancorp, Delaware	3,674,302	124,522
Wachovia Corp.	12,584,618	366,842
Wells Fargo & Co.	11,519,836	342,715
		1,453,865
Consumer Finance - 0.8%
American Express Co.	1,117,200	53,648
Capital One Financial Corp.	130,000	6,890
Discover Financial Services	7,753,661	141,194
SLM Corp.	1,843,868	34,167
		235,899
Diversified Financial Services - 7.3%
Bank of America Corp.	20,967,245	787,110
CIT Group, Inc.	1,280,900	13,949
Citigroup, Inc.	22,288,685	563,235
JPMorgan Chase & Co.	15,117,449	720,346
		2,084,640
Insurance - 4.7%
ACE Ltd.	2,681,001	161,638
American International Group, Inc.	13,475,457	622,566
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	2,057,600	$ 146,645
MetLife, Inc. unit	2,020,300	59,680
Montpelier Re Holdings Ltd.	3,835,478	63,285
PartnerRe Ltd.	1,199,126	88,711
The Travelers Companies, Inc.	3,889,640	196,038
XL Capital Ltd. Class A	545,651	19,038
		1,357,601
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp.	1,695,900	72,839
General Growth Properties, Inc.	148,000	6,062
HCP, Inc.	1,961,300	70,018
LaSalle Hotel Properties (SBI)	369,100	11,837
Senior Housing Properties Trust (SBI)	1,341,468	32,128
		192,884
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	4,167,751	96,358
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp. (d)	1,988,700	11,495
Fannie Mae	7,864,935	222,578
Freddie Mac	4,055,600	101,025
MGIC Investment Corp. (d)	2,029,100	26,439
New York Community Bancorp, Inc.	2,730,782	50,984
People's United Financial, Inc.	625,000	10,606
Washington Mutual, Inc. (a)(g)	1,631,300	19,046
		442,173
TOTAL FINANCIALS		6,952,440
HEALTH CARE - 6.0%
Biotechnology - 0.3%
Amgen, Inc. (a)	2,078,778	87,038
Cubist Pharmaceuticals, Inc. (a)	442,898	8,575
		95,613
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	2,486,800	33,149
Covidien Ltd.	2,591,190	120,983
Medtronic, Inc.	921,300	44,849
		198,981
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	1,489,807	$ 39,003
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	4,530,800	99,542
Johnson & Johnson	4,411,000	295,934
Merck & Co., Inc.	4,583,000	174,337
Pfizer, Inc.	20,922,600	420,753
Schering-Plough Corp.	8,513,140	156,727
Wyeth	5,474,900	243,469
		1,390,762
TOTAL HEALTH CARE		1,724,359
INDUSTRIALS - 9.8%
Aerospace & Defense - 3.3%
General Dynamics Corp.	756,000	68,358
Goodrich Corp.	884,700	60,292
Honeywell International, Inc.	5,506,950	327,113
Lockheed Martin Corp.	939,100	99,582
Northrop Grumman Corp.	521,200	38,345
Spirit AeroSystems Holdings, Inc. Class A (a)	1,922,118	56,068
The Boeing Co.	1,219,416	103,480
United Technologies Corp.	2,778,460	201,355
		954,593
Airlines - 0.0%
Delta Air Lines, Inc. (a)	981,900	8,356
Building Products - 0.3%
Masco Corp.	3,918,247	71,351
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	1,191,700	57,428
Cintas Corp.	607,000	17,973
Equifax, Inc.	1,081,119	41,374
Waste Management, Inc.	1,658,500	59,872
		176,647
Electrical Equipment - 0.0%
Emerson Electric Co.	177,302	9,266
Industrial Conglomerates - 3.0%
3M Co.	2,445,470	188,057
General Electric Co.	15,772,450	515,759
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR	223,100	$ 26,426
Tyco International Ltd.	2,563,490	119,946
		850,188
Machinery - 1.7%
Briggs & Stratton Corp. (e)	3,350,885	51,000
Caterpillar, Inc.	813,100	66,577
Dover Corp.	333,734	16,510
Eaton Corp.	599,400	52,651
Illinois Tool Works, Inc.	853,100	44,609
Ingersoll-Rand Co. Ltd. Class A	2,051,792	91,059
SPX Corp.	1,306,685	160,722
		483,128
Marine - 0.1%
Alexander & Baldwin, Inc.	551,486	27,701
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	1,708,900	175,248
Union Pacific Corp.	454,200	65,945
		241,193
TOTAL INDUSTRIALS		2,822,423
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	5,391,900	138,248
Harris Corp.	1,464,600	79,132
Motorola, Inc.	7,393,470	73,639
		291,019
Computers & Peripherals - 2.5%
EMC Corp. (a)	6,091,100	93,803
Hewlett-Packard Co.	6,818,461	316,036
International Business Machines Corp.	2,471,400	298,298
		708,137
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	1,876,900	51,070
Avnet, Inc. (a)	1,895,215	49,636
Tyco Electronics Ltd.	2,929,590	109,596
		210,302
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	70,908	40,722
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.6%
Electronic Data Systems Corp.	2,052,600	$ 38,096
MoneyGram International, Inc.	2,437,904	3,779
The Western Union Co.	3,056,800	70,306
Unisys Corp. (a)	5,952,500	24,762
Visa, Inc.	397,357	33,159
		170,102
Office Electronics - 0.3%
Xerox Corp.	5,237,398	73,166
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	3,045,200	98,086
Applied Materials, Inc.	6,382,900	119,105
Atmel Corp. (a)	2,613,756	9,723
Intel Corp.	12,248,560	272,653
Micron Technology, Inc. (a)	2,748,200	21,216
National Semiconductor Corp.	5,507,364	112,295
Novellus Systems, Inc. (a)	1,995,200	43,615
Teradyne, Inc. (a)	5,682,400	75,519
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	37,132
		789,344
Software - 0.7%
Microsoft Corp.	4,747,687	135,404
Symantec Corp. (a)	3,608,900	62,145
		197,549
TOTAL INFORMATION TECHNOLOGY		2,480,341
MATERIALS - 2.2%
Chemicals - 1.4%
Celanese Corp. Class A	1,646,500	73,681
Chemtura Corp.	7,174,364	49,647
Dow Chemical Co.	1,748,000	70,182
E.I. du Pont de Nemours & Co.	1,187,500	58,081
Georgia Gulf Corp. (d)(e)	2,149,060	12,916
H.B. Fuller Co.	1,077,060	24,859
Hercules, Inc.	1,637,959	30,794
Linde AG	577,079	84,773
		404,933
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	7,180,121	38,988
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Alcoa, Inc.	4,681,121	$ 162,809
Nucor Corp.	390,800	29,505
		192,314
Paper & Forest Products - 0.0%
Glatfelter	486,501	7,098
TOTAL MATERIALS		643,333
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	26,272,950	1,017,026
Qwest Communications International, Inc.	24,501,900	126,430
Telkom SA Ltd. sponsored ADR	592,168	40,415
Verizon Communications, Inc.	10,956,749	421,616
		1,605,487
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	9,275,300	74,110
Vodafone Group PLC sponsored ADR	3,098,925	98,112
		172,222
TOTAL TELECOMMUNICATION SERVICES		1,777,709
UTILITIES - 3.1%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	1,361,807	73,265
Entergy Corp.	1,590,600	182,696
Exelon Corp.	1,700,700	145,376
PPL Corp.	1,670,100	80,198
		481,535
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	5,213,721	90,510
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	4,620,400	202,882
Wisconsin Energy Corp.	2,323,900	110,292
		313,174
TOTAL UTILITIES		885,219
TOTAL COMMON STOCKS (Cost $22,239,933)		27,526,876
Convertible Preferred Stocks - 2.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	1,908,700	$ 35,292
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	1,101,300	11,564
TOTAL CONSUMER DISCRETIONARY		46,856
FINANCIALS - 1.4%
Capital Markets - 0.4%
Lehman Brothers Holdings, Inc. 7.25%	92,600	109,353
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	26,000	24,995
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	48,800	51,053
CIT Group, Inc.:
7.75%	1,105,800	12,993
Series C, 8.75%	238,000	12,945
Citigroup, Inc. Series T, 6.50%	1,181,898	60,148
		137,139
Insurance - 0.0%
AMBAC Financial Group, Inc. 9.50%	369,300	14,735
Thrifts & Mortgage Finance - 0.4%
Washington Mutual, Inc. (g)	599	84,134
Washington Mutual, Inc. Series R, 7.75%	32,600	28,456
		112,590
TOTAL FINANCIALS		398,812
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	260,400	46,836
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	8,987
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	106,009
TOTAL MATERIALS		114,996
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $581,896)		607,500
Investment Companies - 0.1%
	Shares	Value (000s)
Ares Capital Corp. (Cost $30,950)	1,797,459	$ 20,239
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 28,010	30,976
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	9,950	5,871
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	7,173	5,020
4% 11/15/29 (f)	13,232	6,748
3.5% 1/15/31 (f)	20,342	14,236
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	57,550	34,098
0% 2/28/21	16,370	9,699
Virgin Media, Inc. 6.5% 11/15/16 (f)	27,500	27,616
		97,417
TOTAL CONSUMER DISCRETIONARY		134,264
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	16,260	19,848
INDUSTRIALS - 0.0%
Airlines - 0.0%
UAL Corp.:
4.5% 6/30/21 (f)	20,550	14,430
4.5% 6/30/21	3,320	2,331
		16,761
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	39,060	24,657
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Micro Devices, Inc.: - continued
6% 5/1/15	$ 13,020	$ 8,219
Micron Technology, Inc. 1.875% 6/1/14	7,430	5,934
		38,810
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	17,200	13,516
5.25% 12/15/11 (f)	28,080	25,802
5.25% 12/15/11	15,880	14,591
		53,909
TOTAL CONVERTIBLE BONDS		263,592
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	27,292
TOTAL CORPORATE BONDS (Cost $340,357)		290,884
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	594,998,390	594,998
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	229,471,456	229,471
TOTAL MONEY MARKET FUNDS (Cost $824,469)		824,469
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $24,017,605)		29,269,968
NET OTHER ASSETS - (1.9)%		(536,018)
NET ASSETS - 100%		$ 28,733,950
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $192,382,000 or 0.7% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,180,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Washington Mutual, Inc.	4/8/08	$ 14,274
Washington Mutual, Inc.	4/8/08	$ 59,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,110
Fidelity Securities Lending Cash Central Fund	2,444
Total	$ 4,554
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 61,413	$ 6,146	$ -	$ 648	$ 51,000
Georgia Gulf Corp.	16,763	-	-	172	12,916
Total	$ 78,176	$ 6,146	$ -	$ 820	$ 63,916
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,269,968	$ 28,352,538	$ 917,430	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $24,046,640,000. Net unrealized appreciation aggregated $5,223,328,000, of which $8,040,213,000 related to appreciated investment securities and $2,816,885,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

April 30, 2008

1.800355.104

LCG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Hotels, Restaurants & Leisure - 3.5%
Burger King Holdings, Inc.	27,300	$ 761,670
McDonald's Corp.	74,800	4,456,584
		5,218,254
Media - 1.8%
Regal Entertainment Group Class A (d)	140,800	2,669,568
Specialty Retail - 2.1%
Gamestop Corp. Class A (a)	19,800	1,089,792
TJX Companies, Inc.	63,300	2,039,526
		3,129,318
Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc. (a)	35,800	1,253,716
NIKE, Inc. Class B (d)	73,600	4,916,480
		6,170,196
TOTAL CONSUMER DISCRETIONARY		17,187,336
CONSUMER STAPLES - 11.0%
Beverages - 2.9%
Pepsi Bottling Group, Inc.	129,200	4,355,332
Food & Staples Retailing - 4.1%
Kroger Co.	184,100	5,016,725
Whole Foods Market, Inc.	31,400	1,024,896
		6,041,621
Household Products - 4.0%
Clorox Co.	83,800	4,441,400
Energizer Holdings, Inc. (a)	20,000	1,581,200
		6,022,600
TOTAL CONSUMER STAPLES		16,419,553
ENERGY - 8.9%
Energy Equipment & Services - 1.5%
BJ Services Co.	14,200	401,434
ENSCO International, Inc.	7,500	477,975
Nabors Industries Ltd. (a)	15,950	598,763
Tidewater, Inc.	6,700	436,974
Unit Corp. (a)	6,100	387,411
		2,302,557
Oil, Gas & Consumable Fuels - 7.4%
Exxon Mobil Corp.	70,600	6,570,742
Frontier Oil Corp.	14,500	360,325
Holly Corp.	8,700	360,876
Sunoco, Inc.	7,100	329,511
Valero Energy Corp.	61,200	2,989,620
W&T Offshore, Inc.	8,900	364,010
		10,975,084
TOTAL ENERGY		13,277,641

	Shares	Value
FINANCIALS - 7.2%
Capital Markets - 4.8%
BlackRock, Inc. Class A	3,400	$ 686,086
Charles Schwab Corp.	223,400	4,825,440
Eaton Vance Corp. (non-vtg.)	18,000	658,800
Janus Capital Group, Inc.	33,600	942,816
		7,113,142
Insurance - 2.4%
AFLAC, Inc.	53,100	3,540,177
TOTAL FINANCIALS		10,653,319
HEALTH CARE - 15.3%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	38,700	2,348,703
Gilead Sciences, Inc. (a)	68,000	3,519,680
		5,868,383
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	14,100	878,712
C.R. Bard, Inc.	18,500	1,742,145
Varian Medical Systems, Inc. (a)(d)	35,400	1,659,552
		4,280,409
Health Care Providers & Services - 4.4%
Aetna, Inc.	107,200	4,673,920
Express Scripts, Inc. (a)	18,400	1,288,368
WellPoint, Inc. (a)	11,200	557,200
		6,519,488
Life Sciences Tools & Services - 2.5%
Applera Corp. - Applied Biosystems Group	84,800	2,705,968
Invitrogen Corp. (a)	11,500	1,076,055
		3,782,023
Pharmaceuticals - 1.6%
Johnson & Johnson	35,400	2,374,986
TOTAL HEALTH CARE		22,825,289
INDUSTRIALS - 13.9%
Aerospace & Defense - 8.1%
Lockheed Martin Corp.	47,600	5,047,504
Precision Castparts Corp.	9,100	1,069,796
The Boeing Co.	69,700	5,914,742
		12,032,042
Building Products - 0.4%
Lennox International, Inc.	17,700	586,578
Commercial Services & Supplies - 3.4%
Dun & Bradstreet Corp.	45,300	3,818,790
Robert Half International, Inc.	51,700	1,225,290
		5,044,080
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Foster Wheeler Ltd. (a)	5,400	$ 343,926
Shaw Group, Inc. (a)	10,800	533,736
		877,662
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	13,800	739,404
Machinery - 0.9%
AGCO Corp. (a)	10,200	613,326
Toro Co.	19,700	835,083
		1,448,409
TOTAL INDUSTRIALS		20,728,175
INFORMATION TECHNOLOGY - 26.7%
Computers & Peripherals - 10.7%
Hewlett-Packard Co.	144,300	6,688,305
International Business Machines Corp. (d)	58,800	7,097,160
Lexmark International, Inc. Class A (a)	18,800	590,132
Western Digital Corp. (a)	55,600	1,611,844
		15,987,441
IT Services - 5.4%
Accenture Ltd. Class A	128,500	4,825,175
MasterCard, Inc. Class A	11,400	3,171,024
		7,996,199
Semiconductors & Semiconductor Equipment - 1.5%
MEMC Electronic Materials, Inc. (a)	20,100	1,265,697
NVIDIA Corp. (a)	45,900	943,245
		2,208,942
Software - 9.1%
Activision, Inc. (a)	25,300	684,365
Adobe Systems, Inc. (a)	81,900	3,054,051
BMC Software, Inc. (a)	136,100	4,730,836
Microsoft Corp.	21,700	618,884
Synopsys, Inc. (a)	192,000	4,437,120
		13,525,256
TOTAL INFORMATION TECHNOLOGY		39,717,838
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,800	374,034
E.I. du Pont de Nemours & Co.	11,600	567,356
Monsanto Co.	10,300	1,174,406

	Shares	Value
Praxair, Inc.	4,100	$ 374,371
The Mosaic Co. (a)	2,800	343,028
		2,833,195
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	4,900	337,267
Freeport-McMoRan Copper & Gold, Inc. Class B	6,400	728,000
Newmont Mining Corp.	8,400	371,364
Nucor Corp.	4,900	369,950
Southern Copper Corp. (d)	2,900	332,804
		2,139,385
TOTAL MATERIALS		4,972,580
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	9,700	376,845
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	16,900	1,444,612
TOTAL COMMON STOCKS (Cost $147,303,062)		147,603,188
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 2.51% (b)	1,435,396	1,435,396
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	11,366,850	11,366,850
TOTAL MONEY MARKET FUNDS (Cost $12,802,246)		12,802,246
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $160,105,308)	160,405,434
NET OTHER ASSETS - (7.7)%	(11,423,312)
NET ASSETS - 100%	$ 148,982,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,802
Fidelity Securities Lending Cash Central Fund	11,542
Total	$ 21,344
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 160,405,434	$ 160,405,434	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $160,931,047. Net unrealized depreciation aggregated $525,613, of which $6,069,182 related to appreciated investment securities and $6,594,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.847927.101

ALCG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Hotels, Restaurants & Leisure - 3.5%
Burger King Holdings, Inc.	27,300	$ 761,670
McDonald's Corp.	74,800	4,456,584
		5,218,254
Media - 1.8%
Regal Entertainment Group Class A (d)	140,800	2,669,568
Specialty Retail - 2.1%
Gamestop Corp. Class A (a)	19,800	1,089,792
TJX Companies, Inc.	63,300	2,039,526
		3,129,318
Textiles, Apparel & Luxury Goods - 4.1%
Hanesbrands, Inc. (a)	35,800	1,253,716
NIKE, Inc. Class B (d)	73,600	4,916,480
		6,170,196
TOTAL CONSUMER DISCRETIONARY		17,187,336
CONSUMER STAPLES - 11.0%
Beverages - 2.9%
Pepsi Bottling Group, Inc.	129,200	4,355,332
Food & Staples Retailing - 4.1%
Kroger Co.	184,100	5,016,725
Whole Foods Market, Inc.	31,400	1,024,896
		6,041,621
Household Products - 4.0%
Clorox Co.	83,800	4,441,400
Energizer Holdings, Inc. (a)	20,000	1,581,200
		6,022,600
TOTAL CONSUMER STAPLES		16,419,553
ENERGY - 8.9%
Energy Equipment & Services - 1.5%
BJ Services Co.	14,200	401,434
ENSCO International, Inc.	7,500	477,975
Nabors Industries Ltd. (a)	15,950	598,763
Tidewater, Inc.	6,700	436,974
Unit Corp. (a)	6,100	387,411
		2,302,557
Oil, Gas & Consumable Fuels - 7.4%
Exxon Mobil Corp.	70,600	6,570,742
Frontier Oil Corp.	14,500	360,325
Holly Corp.	8,700	360,876
Sunoco, Inc.	7,100	329,511
Valero Energy Corp.	61,200	2,989,620
W&T Offshore, Inc.	8,900	364,010
		10,975,084
TOTAL ENERGY		13,277,641

	Shares	Value
FINANCIALS - 7.2%
Capital Markets - 4.8%
BlackRock, Inc. Class A	3,400	$ 686,086
Charles Schwab Corp.	223,400	4,825,440
Eaton Vance Corp. (non-vtg.)	18,000	658,800
Janus Capital Group, Inc.	33,600	942,816
		7,113,142
Insurance - 2.4%
AFLAC, Inc.	53,100	3,540,177
TOTAL FINANCIALS		10,653,319
HEALTH CARE - 15.3%
Biotechnology - 3.9%
Biogen Idec, Inc. (a)	38,700	2,348,703
Gilead Sciences, Inc. (a)	68,000	3,519,680
		5,868,383
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	14,100	878,712
C.R. Bard, Inc.	18,500	1,742,145
Varian Medical Systems, Inc. (a)(d)	35,400	1,659,552
		4,280,409
Health Care Providers & Services - 4.4%
Aetna, Inc.	107,200	4,673,920
Express Scripts, Inc. (a)	18,400	1,288,368
WellPoint, Inc. (a)	11,200	557,200
		6,519,488
Life Sciences Tools & Services - 2.5%
Applera Corp. - Applied Biosystems Group	84,800	2,705,968
Invitrogen Corp. (a)	11,500	1,076,055
		3,782,023
Pharmaceuticals - 1.6%
Johnson & Johnson	35,400	2,374,986
TOTAL HEALTH CARE		22,825,289
INDUSTRIALS - 13.9%
Aerospace & Defense - 8.1%
Lockheed Martin Corp.	47,600	5,047,504
Precision Castparts Corp.	9,100	1,069,796
The Boeing Co.	69,700	5,914,742
		12,032,042
Building Products - 0.4%
Lennox International, Inc.	17,700	586,578
Commercial Services & Supplies - 3.4%
Dun & Bradstreet Corp.	45,300	3,818,790
Robert Half International, Inc.	51,700	1,225,290
		5,044,080
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Foster Wheeler Ltd. (a)	5,400	$ 343,926
Shaw Group, Inc. (a)	10,800	533,736
		877,662
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	13,800	739,404
Machinery - 0.9%
AGCO Corp. (a)	10,200	613,326
Toro Co.	19,700	835,083
		1,448,409
TOTAL INDUSTRIALS		20,728,175
INFORMATION TECHNOLOGY - 26.7%
Computers & Peripherals - 10.7%
Hewlett-Packard Co.	144,300	6,688,305
International Business Machines Corp. (d)	58,800	7,097,160
Lexmark International, Inc. Class A (a)	18,800	590,132
Western Digital Corp. (a)	55,600	1,611,844
		15,987,441
IT Services - 5.4%
Accenture Ltd. Class A	128,500	4,825,175
MasterCard, Inc. Class A	11,400	3,171,024
		7,996,199
Semiconductors & Semiconductor Equipment - 1.5%
MEMC Electronic Materials, Inc. (a)	20,100	1,265,697
NVIDIA Corp. (a)	45,900	943,245
		2,208,942
Software - 9.1%
Activision, Inc. (a)	25,300	684,365
Adobe Systems, Inc. (a)	81,900	3,054,051
BMC Software, Inc. (a)	136,100	4,730,836
Microsoft Corp.	21,700	618,884
Synopsys, Inc. (a)	192,000	4,437,120
		13,525,256
TOTAL INFORMATION TECHNOLOGY		39,717,838
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,800	374,034
E.I. du Pont de Nemours & Co.	11,600	567,356
Monsanto Co.	10,300	1,174,406

	Shares	Value
Praxair, Inc.	4,100	$ 374,371
The Mosaic Co. (a)	2,800	343,028
		2,833,195
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	4,900	337,267
Freeport-McMoRan Copper & Gold, Inc. Class B	6,400	728,000
Newmont Mining Corp.	8,400	371,364
Nucor Corp.	4,900	369,950
Southern Copper Corp. (d)	2,900	332,804
		2,139,385
TOTAL MATERIALS		4,972,580
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	9,700	376,845
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.	16,900	1,444,612
TOTAL COMMON STOCKS (Cost $147,303,062)		147,603,188
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 2.51% (b)	1,435,396	1,435,396
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	11,366,850	11,366,850
TOTAL MONEY MARKET FUNDS (Cost $12,802,246)		12,802,246
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $160,105,308)	160,405,434
NET OTHER ASSETS - (7.7)%	(11,423,312)
NET ASSETS - 100%	$ 148,982,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,802
Fidelity Securities Lending Cash Central Fund	11,542
Total	$ 21,344
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 160,405,434	$ 160,405,434	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $160,931,047. Net unrealized depreciation aggregated $525,613, of which $6,069,182 related to appreciated investment securities and $6,594,795 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

April 30, 2008

1.800356.104

LCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 0.7%
General Motors Corp. (d)	472,200	$ 10,955,040
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	475,300	28,318,374
Household Durables - 0.8%
NVR, Inc. (a)	14,300	8,773,050
Whirlpool Corp.	51,100	3,719,058
		12,492,108
Media - 1.9%
Clear Channel Communications, Inc.	329,100	9,922,365
DreamWorks Animation SKG, Inc. Class A (a)	279,900	7,826,004
Liberty Media Corp. - Entertainment Class A (a)	414,300	10,751,085
		28,499,454
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. (a)	239,600	8,390,792
Jones Apparel Group, Inc.	372,200	5,891,926
NIKE, Inc. Class B (d)	223,600	14,936,480
		29,219,198
TOTAL CONSUMER DISCRETIONARY		109,484,174
CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	880,900	16,173,324
Molson Coors Brewing Co. Class B	362,000	19,852,080
PepsiAmericas, Inc.	155,553	3,997,712
		40,023,116
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)(d)	223,600	8,523,632
Safeway, Inc.	362,200	11,445,520
SUPERVALU, Inc.	581,100	19,234,410
		39,203,562
Food Products - 1.1%
Del Monte Foods Co.	861,700	7,772,534
Tyson Foods, Inc. Class A	477,200	8,494,160
		16,266,694
Household Products - 0.4%
Procter & Gamble Co.	92,100	6,175,305
Tobacco - 1.8%
Altria Group, Inc.	619,600	12,392,000
Philip Morris International, Inc. (a)	311,300	15,885,639
		28,277,639
TOTAL CONSUMER STAPLES		129,946,316

	Shares	Value
ENERGY - 17.8%
Energy Equipment & Services - 3.8%
ENSCO International, Inc.	143,300	$ 9,132,509
Helmerich & Payne, Inc.	250,900	13,485,875
National Oilwell Varco, Inc. (a)	216,900	14,846,805
Patterson-UTI Energy, Inc.	170,000	4,749,800
Rowan Companies, Inc.	94,300	3,676,757
Tidewater, Inc.	70,000	4,565,400
Transocean, Inc. (a)	52,200	7,697,412
		58,154,558
Oil, Gas & Consumable Fuels - 14.0%
Chevron Corp.	412,800	39,690,720
ConocoPhillips	586,400	50,518,360
Exxon Mobil Corp.	732,000	68,127,240
Hess Corp.	221,200	23,491,440
Massey Energy Co.	158,100	8,273,373
Sunoco, Inc.	227,600	10,562,916
Valero Energy Corp.	272,401	13,306,789
		213,970,838
TOTAL ENERGY		272,125,396
FINANCIALS - 27.5%
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	112,800	21,586,536
Invesco Ltd.	333,700	8,559,405
Lehman Brothers Holdings, Inc.	369,700	16,355,528
Morgan Stanley	235,800	11,459,880
State Street Corp.	123,200	8,887,648
		66,848,997
Commercial Banks - 3.0%
Associated Banc-Corp.	181,900	5,142,313
BB&T Corp. (d)	233,600	8,010,144
Cullen/Frost Bankers, Inc.	82,300	4,593,986
Huntington Bancshares, Inc.	472,000	4,432,080
Regions Financial Corp.	337,300	7,393,616
Synovus Financial Corp.	364,100	4,310,944
Wells Fargo & Co.	116,200	3,456,950
Zions Bancorp	187,100	8,672,085
		46,012,118
Consumer Finance - 1.4%
Capital One Financial Corp. (d)	391,900	20,770,700
Diversified Financial Services - 5.9%
Bank of America Corp.	823,700	30,921,698
Citigroup, Inc.	227,260	5,742,860
JPMorgan Chase & Co.	1,125,100	53,611,015
		90,275,573
Insurance - 10.2%
ACE Ltd.	192,600	11,611,854
AFLAC, Inc.	126,500	8,433,755
Allied World Assurance Co. Holdings Ltd.	186,400	7,685,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	462,600	$ 21,372,120
Assurant, Inc.	145,000	9,425,000
Endurance Specialty Holdings Ltd.	281,500	10,452,095
Everest Re Group Ltd.	54,900	4,960,215
Hartford Financial Services Group, Inc.	174,300	12,422,361
HCC Insurance Holdings, Inc.	347,100	8,566,428
Loews Corp.	275,800	11,613,938
MetLife, Inc.	185,400	11,281,590
PartnerRe Ltd.	108,400	8,019,432
RenaissanceRe Holdings Ltd.	287,600	14,794,144
The Travelers Companies, Inc.	292,700	14,752,080
		155,390,284
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	571,600	9,580,016
General Growth Properties, Inc.	125,200	5,128,192
ProLogis Trust	65,800	4,119,738
Public Storage	68,100	6,176,670
SL Green Realty Corp.	52,400	4,862,720
		29,867,336
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	270,700	6,415,590
People's United Financial, Inc.	231,700	3,931,949
		10,347,539
TOTAL FINANCIALS		419,512,547
HEALTH CARE - 7.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	161,200	6,749,444
Health Care Equipment & Supplies - 0.5%
Kinetic Concepts, Inc. (a)(d)	189,800	7,527,468
Health Care Providers & Services - 1.4%
Humana, Inc. (a)	85,500	4,086,045
LifePoint Hospitals, Inc. (a)	272,000	8,192,640
Omnicare, Inc.	426,000	8,669,100
		20,947,785
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	144,500	8,388,225
Invitrogen Corp. (a)	95,300	8,917,221
Thermo Fisher Scientific, Inc. (a)	186,200	10,775,394
		28,080,840

	Shares	Value
Pharmaceuticals - 3.1%
Johnson & Johnson	565,800	$ 37,959,522
Pfizer, Inc.	489,200	9,837,812
		47,797,334
TOTAL HEALTH CARE		111,102,871
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	209,300	15,398,201
Raytheon Co.	224,000	14,329,280
		29,727,481
Building Products - 1.0%
Armstrong World Industries, Inc.	108,200	3,850,838
Lennox International, Inc.	338,600	11,221,204
		15,072,042
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	827,900	10,232,844
Industrial Conglomerates - 4.4%
General Electric Co.	1,403,700	45,900,990
Tyco International Ltd.	437,400	20,465,946
		66,366,936
Machinery - 1.9%
AGCO Corp. (a)	176,900	10,636,997
Flowserve Corp.	102,400	12,706,816
Ingersoll-Rand Co. Ltd. Class A	138,000	6,124,440
		29,468,253
Road & Rail - 1.1%
Ryder System, Inc.	242,800	16,624,516
TOTAL INDUSTRIALS		167,492,072
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	218,900	10,146,015
International Business Machines Corp.	150,000	18,105,000
Western Digital Corp. (a)	290,000	8,407,100
		36,658,115
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	408,700	15,289,467
TOTAL INFORMATION TECHNOLOGY		51,947,582
MATERIALS - 4.7%
Chemicals - 2.2%
Celanese Corp. Class A	121,200	5,423,700
CF Industries Holdings, Inc.	61,100	8,169,070
Chemtura Corp.	1,145,300	7,925,476
The Mosaic Co. (a)	100,400	12,300,004
		33,818,250
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	1,212,500	6,583,875
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	146,300	$ 16,641,625
United States Steel Corp.	96,200	14,809,990
		31,451,615
TOTAL MATERIALS		71,853,740
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	1,481,462	57,347,394
Verizon Communications, Inc.	753,000	28,975,440
		86,322,834
UTILITIES - 6.3%
Electric Utilities - 2.6%
Entergy Corp.	111,200	12,772,432
FirstEnergy Corp.	169,000	12,783,160
FPL Group, Inc.	206,800	13,708,772
		39,264,364
Gas Utilities - 1.6%
Energen Corp.	170,000	11,600,800
Questar Corp.	203,600	12,629,308
		24,230,108
Independent Power Producers & Energy Traders - 1.3%
Constellation Energy Group, Inc.	90,700	7,677,755
Mirant Corp. (a)	299,100	12,296,001
		19,973,756

	Shares	Value
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	286,700	$ 12,588,997
TOTAL UTILITIES		96,057,225
TOTAL COMMON STOCKS (Cost $1,449,867,384)		1,515,844,757
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 2.51% (b)	15,747,302	15,747,302
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	50,075,746	50,075,746
TOTAL MONEY MARKET FUNDS (Cost $65,823,048)		65,823,048
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,515,690,432)	1,581,667,805
NET OTHER ASSETS - (3.7)%	(56,760,707)
NET ASSETS - 100%	$ 1,524,907,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,949
Fidelity Securities Lending Cash Central Fund	46,670
Total	$ 141,619
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,581,667,805	$ 1,581,667,805	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,524,374,970. Net unrealized appreciation aggregated $57,292,835, of which $129,855,294 related to appreciated investment securities and $72,562,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap
Value Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.847928.101

ALCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 0.7%
General Motors Corp. (d)	472,200	$ 10,955,040
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	475,300	28,318,374
Household Durables - 0.8%
NVR, Inc. (a)	14,300	8,773,050
Whirlpool Corp.	51,100	3,719,058
		12,492,108
Media - 1.9%
Clear Channel Communications, Inc.	329,100	9,922,365
DreamWorks Animation SKG, Inc. Class A (a)	279,900	7,826,004
Liberty Media Corp. - Entertainment Class A (a)	414,300	10,751,085
		28,499,454
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc. (a)	239,600	8,390,792
Jones Apparel Group, Inc.	372,200	5,891,926
NIKE, Inc. Class B (d)	223,600	14,936,480
		29,219,198
TOTAL CONSUMER DISCRETIONARY		109,484,174
CONSUMER STAPLES - 8.5%
Beverages - 2.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	880,900	16,173,324
Molson Coors Brewing Co. Class B	362,000	19,852,080
PepsiAmericas, Inc.	155,553	3,997,712
		40,023,116
Food & Staples Retailing - 2.6%
BJ's Wholesale Club, Inc. (a)(d)	223,600	8,523,632
Safeway, Inc.	362,200	11,445,520
SUPERVALU, Inc.	581,100	19,234,410
		39,203,562
Food Products - 1.1%
Del Monte Foods Co.	861,700	7,772,534
Tyson Foods, Inc. Class A	477,200	8,494,160
		16,266,694
Household Products - 0.4%
Procter & Gamble Co.	92,100	6,175,305
Tobacco - 1.8%
Altria Group, Inc.	619,600	12,392,000
Philip Morris International, Inc. (a)	311,300	15,885,639
		28,277,639
TOTAL CONSUMER STAPLES		129,946,316

	Shares	Value
ENERGY - 17.8%
Energy Equipment & Services - 3.8%
ENSCO International, Inc.	143,300	$ 9,132,509
Helmerich & Payne, Inc.	250,900	13,485,875
National Oilwell Varco, Inc. (a)	216,900	14,846,805
Patterson-UTI Energy, Inc.	170,000	4,749,800
Rowan Companies, Inc.	94,300	3,676,757
Tidewater, Inc.	70,000	4,565,400
Transocean, Inc. (a)	52,200	7,697,412
		58,154,558
Oil, Gas & Consumable Fuels - 14.0%
Chevron Corp.	412,800	39,690,720
ConocoPhillips	586,400	50,518,360
Exxon Mobil Corp.	732,000	68,127,240
Hess Corp.	221,200	23,491,440
Massey Energy Co.	158,100	8,273,373
Sunoco, Inc.	227,600	10,562,916
Valero Energy Corp.	272,401	13,306,789
		213,970,838
TOTAL ENERGY		272,125,396
FINANCIALS - 27.5%
Capital Markets - 4.4%
Goldman Sachs Group, Inc.	112,800	21,586,536
Invesco Ltd.	333,700	8,559,405
Lehman Brothers Holdings, Inc.	369,700	16,355,528
Morgan Stanley	235,800	11,459,880
State Street Corp.	123,200	8,887,648
		66,848,997
Commercial Banks - 3.0%
Associated Banc-Corp.	181,900	5,142,313
BB&T Corp. (d)	233,600	8,010,144
Cullen/Frost Bankers, Inc.	82,300	4,593,986
Huntington Bancshares, Inc.	472,000	4,432,080
Regions Financial Corp.	337,300	7,393,616
Synovus Financial Corp.	364,100	4,310,944
Wells Fargo & Co.	116,200	3,456,950
Zions Bancorp	187,100	8,672,085
		46,012,118
Consumer Finance - 1.4%
Capital One Financial Corp. (d)	391,900	20,770,700
Diversified Financial Services - 5.9%
Bank of America Corp.	823,700	30,921,698
Citigroup, Inc.	227,260	5,742,860
JPMorgan Chase & Co.	1,125,100	53,611,015
		90,275,573
Insurance - 10.2%
ACE Ltd.	192,600	11,611,854
AFLAC, Inc.	126,500	8,433,755
Allied World Assurance Co. Holdings Ltd.	186,400	7,685,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	462,600	$ 21,372,120
Assurant, Inc.	145,000	9,425,000
Endurance Specialty Holdings Ltd.	281,500	10,452,095
Everest Re Group Ltd.	54,900	4,960,215
Hartford Financial Services Group, Inc.	174,300	12,422,361
HCC Insurance Holdings, Inc.	347,100	8,566,428
Loews Corp.	275,800	11,613,938
MetLife, Inc.	185,400	11,281,590
PartnerRe Ltd.	108,400	8,019,432
RenaissanceRe Holdings Ltd.	287,600	14,794,144
The Travelers Companies, Inc.	292,700	14,752,080
		155,390,284
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	571,600	9,580,016
General Growth Properties, Inc.	125,200	5,128,192
ProLogis Trust	65,800	4,119,738
Public Storage	68,100	6,176,670
SL Green Realty Corp.	52,400	4,862,720
		29,867,336
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	270,700	6,415,590
People's United Financial, Inc.	231,700	3,931,949
		10,347,539
TOTAL FINANCIALS		419,512,547
HEALTH CARE - 7.3%
Biotechnology - 0.5%
Amgen, Inc. (a)	161,200	6,749,444
Health Care Equipment & Supplies - 0.5%
Kinetic Concepts, Inc. (a)(d)	189,800	7,527,468
Health Care Providers & Services - 1.4%
Humana, Inc. (a)	85,500	4,086,045
LifePoint Hospitals, Inc. (a)	272,000	8,192,640
Omnicare, Inc.	426,000	8,669,100
		20,947,785
Life Sciences Tools & Services - 1.8%
Charles River Laboratories International, Inc. (a)	144,500	8,388,225
Invitrogen Corp. (a)	95,300	8,917,221
Thermo Fisher Scientific, Inc. (a)	186,200	10,775,394
		28,080,840

	Shares	Value
Pharmaceuticals - 3.1%
Johnson & Johnson	565,800	$ 37,959,522
Pfizer, Inc.	489,200	9,837,812
		47,797,334
TOTAL HEALTH CARE		111,102,871
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	209,300	15,398,201
Raytheon Co.	224,000	14,329,280
		29,727,481
Building Products - 1.0%
Armstrong World Industries, Inc.	108,200	3,850,838
Lennox International, Inc.	338,600	11,221,204
		15,072,042
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	827,900	10,232,844
Industrial Conglomerates - 4.4%
General Electric Co.	1,403,700	45,900,990
Tyco International Ltd.	437,400	20,465,946
		66,366,936
Machinery - 1.9%
AGCO Corp. (a)	176,900	10,636,997
Flowserve Corp.	102,400	12,706,816
Ingersoll-Rand Co. Ltd. Class A	138,000	6,124,440
		29,468,253
Road & Rail - 1.1%
Ryder System, Inc.	242,800	16,624,516
TOTAL INDUSTRIALS		167,492,072
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	218,900	10,146,015
International Business Machines Corp.	150,000	18,105,000
Western Digital Corp. (a)	290,000	8,407,100
		36,658,115
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	408,700	15,289,467
TOTAL INFORMATION TECHNOLOGY		51,947,582
MATERIALS - 4.7%
Chemicals - 2.2%
Celanese Corp. Class A	121,200	5,423,700
CF Industries Holdings, Inc.	61,100	8,169,070
Chemtura Corp.	1,145,300	7,925,476
The Mosaic Co. (a)	100,400	12,300,004
		33,818,250
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	1,212,500	6,583,875
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	146,300	$ 16,641,625
United States Steel Corp.	96,200	14,809,990
		31,451,615
TOTAL MATERIALS		71,853,740
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	1,481,462	57,347,394
Verizon Communications, Inc.	753,000	28,975,440
		86,322,834
UTILITIES - 6.3%
Electric Utilities - 2.6%
Entergy Corp.	111,200	12,772,432
FirstEnergy Corp.	169,000	12,783,160
FPL Group, Inc.	206,800	13,708,772
		39,264,364
Gas Utilities - 1.6%
Energen Corp.	170,000	11,600,800
Questar Corp.	203,600	12,629,308
		24,230,108
Independent Power Producers & Energy Traders - 1.3%
Constellation Energy Group, Inc.	90,700	7,677,755
Mirant Corp. (a)	299,100	12,296,001
		19,973,756

	Shares	Value
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	286,700	$ 12,588,997
TOTAL UTILITIES		96,057,225
TOTAL COMMON STOCKS (Cost $1,449,867,384)		1,515,844,757
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 2.51% (b)	15,747,302	15,747,302
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	50,075,746	50,075,746
TOTAL MONEY MARKET FUNDS (Cost $65,823,048)		65,823,048
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,515,690,432)	1,581,667,805
NET OTHER ASSETS - (3.7)%	(56,760,707)
NET ASSETS - 100%	$ 1,524,907,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,949
Fidelity Securities Lending Cash Central Fund	46,670
Total	$ 141,619
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,581,667,805	$ 1,581,667,805	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,524,374,970. Net unrealized appreciation aggregated $57,292,835, of which $129,855,294 related to appreciated investment securities and $72,562,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Growth Fund

April 30, 2008

1.800358.104

MCG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	27,000	$ 690,660
Automobiles - 0.4%
Renault SA	11,300	1,165,150
Diversified Consumer Services - 1.6%
American Public Education, Inc.	31,200	1,004,952
Apollo Group, Inc. Class A (non-vtg.) (a)	10,200	519,180
Corinthian Colleges, Inc. (a)	30,000	340,500
DeVry, Inc.	4,000	228,000
Hillenbrand, Inc. (a)	35,300	672,112
Regis Corp.	56,400	1,646,880
Strayer Education, Inc.	2,500	464,225
		4,875,849
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (a)	24,200	815,298
Boyd Gaming Corp.	6,400	120,000
Buffalo Wild Wings, Inc. (a)	17,400	535,050
Burger King Holdings, Inc.	28,789	803,213
Gaylord Entertainment Co. (a)	19,700	583,514
Las Vegas Sands Corp. (a)	4,500	342,990
Panera Bread Co. Class A (a)	4,800	250,848
Papa John's International, Inc. (a)	20,100	542,700
Peet's Coffee & Tea, Inc. (a)	7,000	162,610
Starwood Hotels & Resorts Worldwide, Inc.	5,400	281,934
Texas Roadhouse, Inc. Class A (a)	14,500	171,100
		4,609,257
Household Durables - 2.2%
Centex Corp. (d)	135,700	2,825,274
KB Home	40,100	902,250
Lennar Corp. Class A	25,100	462,342
M/I Homes, Inc.	10,000	171,500
Newell Rubbermaid, Inc.	15,100	310,003
Pulte Homes, Inc.	86,500	1,127,960
Ryland Group, Inc.	5,000	159,900
Whirlpool Corp.	7,200	524,016
		6,483,245
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	6,400	317,888
Priceline.com, Inc. (a)	4,599	587,016
		904,904
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	400	14,224
Leapfrog Enterprises, Inc. Class A (a)	96,300	800,253
Nikon Corp.	14,000	404,472
		1,218,949
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)(d)	30,300	696,900
DISH Network Corp. Class A (a)	13,057	389,621

	Shares	Value
E.W. Scripps Co. Class A	36,000	$ 1,616,760
Grupo Televisa SA de CV (CPO) sponsored ADR	37,000	913,160
Regal Entertainment Group Class A	67,100	1,272,216
SR Teleperformance SA	34,300	1,418,962
The Walt Disney Co.	9,700	314,571
		6,622,190
Specialty Retail - 2.9%
Asbury Automotive Group, Inc.	13,100	218,115
AutoZone, Inc. (a)	8,800	1,062,600
bebe Stores, Inc.	50,000	499,500
Gamestop Corp. Class A (a)	400	22,016
Group 1 Automotive, Inc.	8,700	232,116
Home Depot, Inc.	9,700	279,360
Limited Brands, Inc.	50,000	926,000
Lumber Liquidators, Inc.	20,700	259,578
Monro Muffler Brake, Inc.	9,700	160,050
OfficeMax, Inc.	34,800	635,796
Ross Stores, Inc.	36,300	1,215,687
Stage Stores, Inc.	35,700	561,918
Staples, Inc.	25,000	542,500
Tween Brands, Inc. (a)	28,700	545,300
Urban Outfitters, Inc. (a)	4,800	164,400
Williams-Sonoma, Inc. (d)	49,500	1,306,800
		8,631,736
Textiles, Apparel & Luxury Goods - 2.8%
American Apparel, Inc. (a)	571,100	4,465,998
Coach, Inc. (a)	20,000	711,400
Deckers Outdoor Corp. (a)	8,300	1,145,981
Geox SpA	10,000	145,214
Lululemon Athletica, Inc.	15,700	486,229
Polo Ralph Lauren Corp. Class A	23,000	1,428,530
Quiksilver, Inc. (a)	18,800	182,924
		8,566,276
TOTAL CONSUMER DISCRETIONARY		43,768,216
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Coca-Cola Femsa SA de CV sponsored ADR	11,200	583,968
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	14,600	589,402
Performance Food Group Co. (a)	3,000	100,380
Safeway, Inc.	25,200	796,320
Sysco Corp.	61,100	1,867,827
		3,353,929
Food Products - 1.4%
Campbell Soup Co.	17,300	602,040
Marine Harvest ASA (a)(d)	2,200,000	1,456,582
McCormick & Co., Inc. (non-vtg.)	30,300	1,145,037
Pilgrims Pride Corp. Class B	7,000	169,190
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	370	$ 621,600
Wm. Wrigley Jr. Co.	3,000	228,480
		4,222,929
Household Products - 0.4%
Energizer Holdings, Inc. (a)	17,300	1,367,738
Personal Products - 0.3%
Avon Products, Inc.	7,300	284,846
Bare Escentuals, Inc. (a)	6,000	136,860
Estee Lauder Companies, Inc. Class A	8,900	405,929
		827,635
TOTAL CONSUMER STAPLES		10,356,199
ENERGY - 15.0%
Energy Equipment & Services - 7.3%
Atwood Oceanics, Inc. (a)	21,000	2,114,490
BJ Services Co.	55,200	1,560,504
Cameron International Corp. (a)	36,700	1,806,741
Compagnie Generale de Geophysique SA (a)	1,000	252,648
Diamond Offshore Drilling, Inc.	16,700	2,094,347
Global Industries Ltd. (a)	25,000	399,000
Grey Wolf, Inc. (a)	147,600	925,452
Halliburton Co.	5,000	229,550
Helix Energy Solutions Group, Inc. (a)	9,000	310,950
Hercules Offshore, Inc. (a)	25,000	659,000
Nabors Industries Ltd. (a)	60,000	2,252,400
National Oilwell Varco, Inc. (a)	62,120	4,252,114
North American Energy Partners, Inc. (a)	40,000	647,200
Petroleum Geo-Services ASA	18,800	513,399
Smith International, Inc.	23,900	1,828,589
Subsea 7, Inc. (a)	5,000	131,876
T-3 Energy Services, Inc. (a)	7,000	369,600
Transocean, Inc. (a)	10,961	1,616,309
Weatherford International Ltd. (a)	4,000	322,680
		22,286,849
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	21,500	1,045,975
Arch Coal, Inc.	15,700	900,552
Atlas Energy Resources LLC	1,000	40,170
Boardwalk Pipeline Partners, LP	5,700	144,153
Cameco Corp.	3,000	104,290
Canadian Natural Resources Ltd.	10,100	857,963
Chesapeake Energy Corp.	46,600	2,409,220
Concho Resources, Inc.	1,000	27,570
CONSOL Energy, Inc.	35,300	2,857,888
Copano Energy LLC	4,900	181,692
Denbury Resources, Inc. (a)	60,700	1,854,992
Energy Transfer Equity LP	5,200	178,516
EOG Resources, Inc.	500	65,240

	Shares	Value
Foundation Coal Holdings, Inc.	7,000	$ 419,860
Frontier Oil Corp.	23,100	574,035
Holly Corp.	18,601	771,569
Newfield Exploration Co. (a)	2,000	121,520
OAO Gazprom sponsored ADR	8,900	470,810
OPTI Canada, Inc. (a)	78,400	1,659,704
Peabody Energy Corp.	30,000	1,833,900
Petrobank Energy & Resources Ltd. (a)	22,200	1,071,314
Rex Energy Corp.	1,000	21,700
Southwestern Energy Co. (a)	84,200	3,562,502
Tesoro Corp.	22,400	563,136
Valero Energy Corp.	100	4,885
Western Refining, Inc.	44,460	445,045
Williams Companies, Inc.	27,100	962,050
XTO Energy, Inc.	2,000	123,720
		23,273,971
TOTAL ENERGY		45,560,820
FINANCIALS - 8.3%
Capital Markets - 1.0%
Franklin Resources, Inc.	14,600	1,389,190
GLG Partners, Inc.	40,000	330,000
Lehman Brothers Holdings, Inc.	11,000	486,640
SEI Investments Co.	31,300	728,351
T. Rowe Price Group, Inc.	2,300	134,688
		3,068,869
Commercial Banks - 1.6%
Bank of Yokohama Ltd.	84,000	616,739
Chiba Bank Ltd.	52,000	410,919
Chuo Mitsui Trust Holdings, Inc.	55,000	391,325
Mitsubishi UFJ Financial Group, Inc.	70,000	771,217
Shinsei Bank Ltd.	117,000	514,868
Shizuoka Bank Ltd.	40,000	491,012
Sumitomo Mitsui Financial Group, Inc.	100	860,416
Tokyo Tomin Bank Ltd.	20,600	439,333
UMB Financial Corp.	7,600	377,264
		4,873,093
Diversified Financial Services - 2.7%
Bolsa de Mercadorias & Futuros - BM&F SA	35,000	355,854
Bovespa Holding SA	18,000	273,433
CME Group, Inc.	300	137,235
IntercontinentalExchange, Inc. (a)	13,400	2,079,010
KKR Financial Holdings LLC	245,000	3,111,500
MSCI, Inc. Class A	11,800	366,036
NYMEX Holdings, Inc.	16,100	1,490,860
Osaka Securities Exchange Co. Ltd.	64	348,096
		8,162,024
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	3,000	123,690
Assurant, Inc.	13,300	864,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	5,000	$ 169,550
CNA Financial Corp.	11,480	307,779
CNinsure, Inc. ADR	54,000	758,700
Fidelity National Financial, Inc. Class A	10,000	159,900
LandAmerica Financial Group, Inc. (d)	15,900	456,330
Odontoprev SA	18,000	454,819
Philadelphia Consolidated Holdings Corp. (a)	9,600	354,048
Prudential Financial, Inc.	7,000	529,970
The First American Corp.	18,000	590,400
		4,769,686
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	54,000	905,040
MFA Mortgage Investments, Inc.	131,300	917,787
SL Green Realty Corp.	5,000	464,000
		2,286,827
Thrifts & Mortgage Finance - 0.6%
People's United Financial, Inc.	36,700	622,799
Washington Federal, Inc.	55,900	1,330,979
		1,953,778
TOTAL FINANCIALS		25,114,277
HEALTH CARE - 13.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	18,500	1,302,030
Amylin Pharmaceuticals, Inc. (a)	39,607	1,092,361
Biogen Idec, Inc. (a)	11,400	691,866
Cephalon, Inc. (a)	11,300	705,233
CSL Ltd.	10,000	375,319
Genentech, Inc. (a)	8,000	545,600
Gilead Sciences, Inc. (a)	11,362	588,097
GTx, Inc. (a)	28,100	479,105
Indevus Pharmaceuticals, Inc. (a)	225,000	1,082,250
Martek Biosciences (a)	5,000	176,300
Myriad Genetics, Inc. (a)	12,000	498,480
Theravance, Inc. (a)	58,038	724,895
Vertex Pharmaceuticals, Inc. (a)	1,000	25,520
		8,287,056
Health Care Equipment & Supplies - 4.0%
Abiomed, Inc. (a)	25,000	364,750
Align Technology, Inc. (a)(d)	216,984	2,664,564
American Medical Systems Holdings, Inc. (a)(d)	70,000	987,000
Conceptus, Inc. (a)	62,500	1,126,250
EnteroMedics, Inc.	24,000	108,720
ev3, Inc. (a)	5,000	41,550
Hill-Rom Holdings, Inc.	25,300	635,789
Insulet Corp.	29,000	530,990

	Shares	Value
Intuitive Surgical, Inc. (a)	1,000	$ 289,260
Kinetic Concepts, Inc. (a)	8,000	317,280
Masimo Corp.	20,000	583,000
NxStage Medical, Inc. (a)	57,800	334,084
Orthofix International NV (a)	24,000	738,240
RTI Biologics, Inc. (a)	15,000	152,100
Smith & Nephew PLC sponsored ADR	3,000	194,190
TranS1, Inc. (d)	238,200	3,108,510
		12,176,277
Health Care Providers & Services - 2.8%
athenahealth, Inc. (d)	53,200	1,330,000
Brookdale Senior Living, Inc.	26,000	680,680
Coventry Health Care, Inc. (a)	5,500	246,015
Emeritus Corp. (a)	29,000	714,850
Express Scripts, Inc. (a)	18,600	1,302,372
Genoptix, Inc.	43,000	1,179,490
Henry Schein, Inc. (a)	5,473	303,040
Medco Health Solutions, Inc. (a)	18,000	891,720
MWI Veterinary Supply, Inc. (a)	8,000	275,760
Pediatrix Medical Group, Inc. (a)	15,587	1,060,228
Psychiatric Solutions, Inc. (a)(d)	5,900	204,789
Sunrise Senior Living, Inc. (a)	11,000	235,950
		8,424,894
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	25,000	279,000
MedAssets, Inc.	51,900	779,019
		1,058,019
Life Sciences Tools & Services - 1.4%
Bruker BioSciences Corp. (a)	1,600	19,392
Charles River Laboratories International, Inc. (a)	19,700	1,143,585
Covance, Inc. (a)	1,800	150,822
Millipore Corp. (a)	2,000	140,200
PAREXEL International Corp. (a)	20,000	508,000
Pharmaceutical Product Development, Inc.	30,200	1,250,884
QIAGEN NV (a)	35,000	777,350
Varian, Inc. (a)	2,000	101,860
		4,092,093
Pharmaceuticals - 2.1%
Allergan, Inc.	49,400	2,784,678
BioForm Medical, Inc. (d)	186,481	947,323
Cardiome Pharma Corp. (a)	75,000	640,453
Perrigo Co.	700	28,693
Renovo Group PLC (a)	342,000	234,594
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	528,614
XenoPort, Inc. (a)	24,700	1,056,666
		6,221,021
TOTAL HEALTH CARE		40,259,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	21,444	$ 865,480
Goodrich Corp.	12,400	845,060
Precision Castparts Corp.	8,000	940,480
Spirit AeroSystems Holdings, Inc. Class A (a)	36,700	1,070,539
		3,721,559
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	463,424
Airlines - 1.0%
AirTran Holdings, Inc. (a)(d)	60,000	204,600
AMR Corp. (a)	86,000	754,220
Continental Airlines, Inc. Class B (a)	19,600	352,408
Northwest Airlines Corp. (a)	127,700	1,233,582
UAL Corp.	18,000	268,200
US Airways Group, Inc. (a)	38,800	333,292
		3,146,302
Building Products - 0.1%
Ameron International Corp.	1,500	148,200
Universal Forest Products, Inc.	6,000	208,260
		356,460
Commercial Services & Supplies - 4.7%
Advisory Board Co. (a)	2,600	121,212
American Reprographics Co. (a)	46,200	733,194
Corporate Executive Board Co.	15,400	670,978
Corrections Corp. of America (a)	109,182	2,784,141
Fuel Tech, Inc. (a)(d)	35,600	914,920
GeoEye, Inc. (a)	34,000	783,020
Healthcare Services Group, Inc.	5,000	76,300
Huron Consulting Group, Inc. (a)	22,500	941,850
IHS, Inc. Class A (a)	11,500	759,575
InnerWorkings, Inc. (a)	32,000	430,080
Manpower, Inc.	18,400	1,235,192
Republic Services, Inc.	36,600	1,163,514
The Geo Group, Inc. (a)	64,600	1,708,670
Waste Connections, Inc. (a)	30,600	981,342
Waste Management, Inc.	25,400	916,940
		14,220,928
Construction & Engineering - 0.7%
Fluor Corp.	7,500	1,146,525
Grupo Acciona SA	2,000	573,704
Outotec Oyj	3,000	188,222
Quanta Services, Inc. (a)	6,000	159,240
		2,067,691
Electrical Equipment - 4.7%
Akeena Solar, Inc. (a)(d)	15,000	96,450
Belden, Inc.	7,000	236,180
Ener1, Inc. (a)	3,000	21,600
Energy Conversion Devices, Inc. (a)(d)	14,220	463,430
Evergreen Solar, Inc. (a)(d)	168,000	1,443,120

	Shares	Value
First Solar, Inc. (a)	6,800	$ 1,985,532
GrafTech International Ltd. (a)	15,000	294,750
JA Solar Holdings Co. Ltd. ADR (a)	34,000	816,340
Nexans SA	4,800	639,327
Q-Cells AG (a)	6,000	702,589
Renewable Energy Corp. AS (a)	59,600	2,040,334
SolarWorld AG	14,000	755,541
Sunpower Corp. Class A (a)(d)	25,400	2,216,658
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	50,000	2,236,500
Vestas Wind Systems AS (a)	1,300	142,515
		14,090,866
Machinery - 1.5%
AGCO Corp. (a)	20,600	1,238,678
Cummins, Inc.	5,000	313,250
Donaldson Co., Inc.	4,000	174,160
GEA Group AG	16,000	593,218
Ingersoll-Rand Co. Ltd. Class A	18,000	798,840
Robbins & Myers, Inc.	6,000	239,160
Terex Corp. (a)	17,100	1,191,528
		4,548,834
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	26,100	886,617
Knight Transportation, Inc.	71,000	1,206,290
Landstar System, Inc.	9,500	493,620
Union Pacific Corp.	1,000	145,190
		2,731,717
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	426,600
Watsco, Inc.	3,500	158,795
		585,395
TOTAL INDUSTRIALS		45,933,176
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
Ciena Corp. (a)	15,000	507,150
Cisco Systems, Inc. (a)	13,000	333,320
Corning, Inc.	22,000	587,620
Juniper Networks, Inc. (a)	76,700	2,118,454
Nice Systems Ltd. sponsored ADR (a)	5,000	159,200
		3,705,744
Computers & Peripherals - 1.4%
Apple, Inc. (a)	3,000	521,850
High Tech Computer Corp.	6,000	154,693
Intermec, Inc. (a)	10,000	211,200
NCR Corp. (a)	61,600	1,517,208
SanDisk Corp. (a)	23,000	623,070
Western Digital Corp. (a)	36,600	1,061,034
		4,089,055
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	17,300	453,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Bell Microproducts, Inc. (a)	64,318	$ 131,852
Diploma PLC	200,000	628,287
Flextronics International Ltd. (a)	76,100	790,679
Ingram Micro, Inc. Class A (a)	30,700	522,207
Itron, Inc. (a)(d)	14,500	1,349,660
Jabil Circuit, Inc.	47,300	514,624
		4,390,396
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	16,900	604,513
Art Technology Group, Inc. (a)	120,000	429,600
comScore, Inc.	15,000	283,050
DealerTrack Holdings, Inc. (a)	34,900	671,476
Dice Holdings, Inc.	293,600	2,002,352
Internet Brands, Inc. Class A	30,979	201,673
LoopNet, Inc. (a)	20,000	225,800
Omniture, Inc. (a)	79,700	1,818,754
The Knot, Inc. (a)	2,700	31,698
		6,268,916
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	57,700	1,860,825
CyberSource Corp. (a)	38,000	689,700
Fiserv, Inc. (a)	10,000	505,500
MasterCard, Inc. Class A	3,800	1,057,008
Online Resources Corp. (a)	89,800	907,878
Visa, Inc.	11,800	984,710
		6,005,621
Semiconductors & Semiconductor Equipment - 9.2%
Altera Corp.	98,000	2,085,440
Applied Materials, Inc.	105,000	1,959,300
ARM Holdings PLC sponsored ADR	23,600	140,892
ASML Holding NV (NY Shares)	35,000	992,600
Atheros Communications, Inc. (a)	15,000	399,300
AuthenTec, Inc.	144,800	1,941,768
Broadcom Corp. Class A (a)	66,500	1,726,340
Cavium Networks, Inc.	47,000	965,850
Cymer, Inc. (a)	18,000	467,820
Cypress Semiconductor Corp. (a)	62,200	1,749,064
Eagle Test Systems, Inc. (a)	8,919	107,652
FormFactor, Inc. (a)	21,063	405,884
Himax Technologies, Inc. sponsored ADR	285,100	1,434,053
Hittite Microwave Corp. (a)	5,400	214,380
Intersil Corp. Class A	38,400	1,026,048
Lam Research Corp. (a)	46,500	1,899,060
LDK Solar Co. Ltd. Sponsored ADR (d)	4,800	152,352
Marvell Technology Group Ltd. (a)	38,880	503,496
MEMC Electronic Materials, Inc. (a)	17,500	1,101,975
Microchip Technology, Inc.	31,500	1,157,625
Micron Technology, Inc. (a)	75,000	579,000
Miraial Co. Ltd.	8,700	266,446

	Shares	Value
National Semiconductor Corp.	53,000	$ 1,080,670
Skyworks Solutions, Inc. (a)	179,700	1,561,593
Teradyne, Inc. (a)	5,992	79,634
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	2,336,994
Xilinx, Inc.	61,200	1,515,924
		27,851,160
Software - 3.4%
Activision, Inc. (a)	30,100	814,205
Adobe Systems, Inc. (a)	8,000	298,320
Citrix Systems, Inc. (a)	22,000	720,500
CompuGROUP Holding AG (a)	33,000	504,860
Concur Technologies, Inc. (a)	41,100	1,362,054
FactSet Research Systems, Inc.	6,000	360,180
Jack Henry & Associates, Inc.	53,300	1,400,724
McAfee, Inc. (a)	19,000	631,750
Nintendo Co. Ltd.	900	494,568
Nuance Communications, Inc. (a)	62,000	1,257,360
Quest Software, Inc. (a)	50,000	666,000
Salesforce.com, Inc. (a)	500	33,365
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	339,471
SPSS, Inc. (a)	9,000	380,160
THQ, Inc. (a)	18,800	400,064
Voltaire Ltd.	125,000	626,250
		10,289,831
TOTAL INFORMATION TECHNOLOGY		62,600,723
MATERIALS - 4.2%
Chemicals - 0.9%
Albemarle Corp.	4,100	153,381
CF Industries Holdings, Inc.	5,000	668,500
Cytec Industries, Inc.	3,000	177,030
Ecolab, Inc.	3,000	137,880
FMC Corp.	300	18,834
Monsanto Co.	4,000	456,080
Potash Corp. of Saskatchewan, Inc.	2,500	459,875
The Mosaic Co. (a)	4,500	551,295
Zoltek Companies, Inc. (a)(d)	5,000	133,350
		2,756,225
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	13,800	1,509,444
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	39,600	215,028
Temple-Inland, Inc.	39,600	462,132
		677,160
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	6,000	376,825
Allegheny Technologies, Inc.	19,542	1,345,076
Aquarius Platinum Ltd. (United Kingdom)	8,000	126,055
Barrick Gold Corp.	13,900	534,276
Century Aluminum Co. (a)	14,000	970,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	2,500	$ 284,375
Newmont Mining Corp.	10,000	442,100
Nucor Corp.	22,200	1,676,100
Randgold Resources Ltd. sponsored ADR	8,800	400,576
RTI International Metals, Inc. (a)	13,140	541,237
Steel Dynamics, Inc.	16,000	557,600
Timminco Ltd. (a)	15,000	290,736
Yamana Gold, Inc.	15,000	192,285
		7,737,301
Paper & Forest Products - 0.1%
Glatfelter	12,400	180,916
TOTAL MATERIALS		12,861,046
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc.	120,000	1,105,200
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	60,805	2,640,153
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	431,600
		3,071,753
TOTAL TELECOMMUNICATION SERVICES		4,176,953
UTILITIES - 3.5%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	17,600	946,880
E.ON AG	1,500	306,077
Enernoc, Inc. (d)	10,000	154,200
Entergy Corp.	2,500	287,150
PPL Corp.	64,800	3,111,696
		4,806,003

	Shares	Value
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	69,400	$ 1,204,784
Clipper Windpower PLC (a)	2,500	25,524
Constellation Energy Group, Inc.	37,800	3,199,770
Ormat Technologies, Inc. (d)	14,500	714,850
Reliant Energy, Inc. (a)	25,000	643,500
		5,788,428
Multi-Utilities - 0.0%
Wisconsin Energy Corp.	3,000	142,380
TOTAL UTILITIES		10,736,811
TOTAL COMMON STOCKS (Cost $290,319,235)		301,367,581
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.51% (b)	2,943,651	2,943,651
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	13,005,275	13,005,275
TOTAL MONEY MARKET FUNDS (Cost $15,948,926)		15,948,926
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $306,268,161)	317,316,507
NET OTHER ASSETS - (4.8)%	(14,562,215)
NET ASSETS - 100%	$ 302,754,292
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,172
Fidelity Securities Lending Cash Central Fund	68,755
Total	$ 80,927
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 317,316,507	$ 311,307,096	$ 6,009,411	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $307,636,031. Net unrealized appreciation aggregated $9,680,476, of which $34,585,294 related to appreciated investment securities and $24,904,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

1.847929.101

AMCG-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Tenneco, Inc. (a)	27,000	$ 690,660
Automobiles - 0.4%
Renault SA	11,300	1,165,150
Diversified Consumer Services - 1.6%
American Public Education, Inc.	31,200	1,004,952
Apollo Group, Inc. Class A (non-vtg.) (a)	10,200	519,180
Corinthian Colleges, Inc. (a)	30,000	340,500
DeVry, Inc.	4,000	228,000
Hillenbrand, Inc. (a)	35,300	672,112
Regis Corp.	56,400	1,646,880
Strayer Education, Inc.	2,500	464,225
		4,875,849
Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc. (a)	24,200	815,298
Boyd Gaming Corp.	6,400	120,000
Buffalo Wild Wings, Inc. (a)	17,400	535,050
Burger King Holdings, Inc.	28,789	803,213
Gaylord Entertainment Co. (a)	19,700	583,514
Las Vegas Sands Corp. (a)	4,500	342,990
Panera Bread Co. Class A (a)	4,800	250,848
Papa John's International, Inc. (a)	20,100	542,700
Peet's Coffee & Tea, Inc. (a)	7,000	162,610
Starwood Hotels & Resorts Worldwide, Inc.	5,400	281,934
Texas Roadhouse, Inc. Class A (a)	14,500	171,100
		4,609,257
Household Durables - 2.2%
Centex Corp. (d)	135,700	2,825,274
KB Home	40,100	902,250
Lennar Corp. Class A	25,100	462,342
M/I Homes, Inc.	10,000	171,500
Newell Rubbermaid, Inc.	15,100	310,003
Pulte Homes, Inc.	86,500	1,127,960
Ryland Group, Inc.	5,000	159,900
Whirlpool Corp.	7,200	524,016
		6,483,245
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	6,400	317,888
Priceline.com, Inc. (a)	4,599	587,016
		904,904
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	400	14,224
Leapfrog Enterprises, Inc. Class A (a)	96,300	800,253
Nikon Corp.	14,000	404,472
		1,218,949
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A (a)(d)	30,300	696,900
DISH Network Corp. Class A (a)	13,057	389,621

	Shares	Value
E.W. Scripps Co. Class A	36,000	$ 1,616,760
Grupo Televisa SA de CV (CPO) sponsored ADR	37,000	913,160
Regal Entertainment Group Class A	67,100	1,272,216
SR Teleperformance SA	34,300	1,418,962
The Walt Disney Co.	9,700	314,571
		6,622,190
Specialty Retail - 2.9%
Asbury Automotive Group, Inc.	13,100	218,115
AutoZone, Inc. (a)	8,800	1,062,600
bebe Stores, Inc.	50,000	499,500
Gamestop Corp. Class A (a)	400	22,016
Group 1 Automotive, Inc.	8,700	232,116
Home Depot, Inc.	9,700	279,360
Limited Brands, Inc.	50,000	926,000
Lumber Liquidators, Inc.	20,700	259,578
Monro Muffler Brake, Inc.	9,700	160,050
OfficeMax, Inc.	34,800	635,796
Ross Stores, Inc.	36,300	1,215,687
Stage Stores, Inc.	35,700	561,918
Staples, Inc.	25,000	542,500
Tween Brands, Inc. (a)	28,700	545,300
Urban Outfitters, Inc. (a)	4,800	164,400
Williams-Sonoma, Inc. (d)	49,500	1,306,800
		8,631,736
Textiles, Apparel & Luxury Goods - 2.8%
American Apparel, Inc. (a)	571,100	4,465,998
Coach, Inc. (a)	20,000	711,400
Deckers Outdoor Corp. (a)	8,300	1,145,981
Geox SpA	10,000	145,214
Lululemon Athletica, Inc.	15,700	486,229
Polo Ralph Lauren Corp. Class A	23,000	1,428,530
Quiksilver, Inc. (a)	18,800	182,924
		8,566,276
TOTAL CONSUMER DISCRETIONARY		43,768,216
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Coca-Cola Femsa SA de CV sponsored ADR	11,200	583,968
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	14,600	589,402
Performance Food Group Co. (a)	3,000	100,380
Safeway, Inc.	25,200	796,320
Sysco Corp.	61,100	1,867,827
		3,353,929
Food Products - 1.4%
Campbell Soup Co.	17,300	602,040
Marine Harvest ASA (a)(d)	2,200,000	1,456,582
McCormick & Co., Inc. (non-vtg.)	30,300	1,145,037
Pilgrims Pride Corp. Class B	7,000	169,190
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Seaboard Corp.	370	$ 621,600
Wm. Wrigley Jr. Co.	3,000	228,480
		4,222,929
Household Products - 0.4%
Energizer Holdings, Inc. (a)	17,300	1,367,738
Personal Products - 0.3%
Avon Products, Inc.	7,300	284,846
Bare Escentuals, Inc. (a)	6,000	136,860
Estee Lauder Companies, Inc. Class A	8,900	405,929
		827,635
TOTAL CONSUMER STAPLES		10,356,199
ENERGY - 15.0%
Energy Equipment & Services - 7.3%
Atwood Oceanics, Inc. (a)	21,000	2,114,490
BJ Services Co.	55,200	1,560,504
Cameron International Corp. (a)	36,700	1,806,741
Compagnie Generale de Geophysique SA (a)	1,000	252,648
Diamond Offshore Drilling, Inc.	16,700	2,094,347
Global Industries Ltd. (a)	25,000	399,000
Grey Wolf, Inc. (a)	147,600	925,452
Halliburton Co.	5,000	229,550
Helix Energy Solutions Group, Inc. (a)	9,000	310,950
Hercules Offshore, Inc. (a)	25,000	659,000
Nabors Industries Ltd. (a)	60,000	2,252,400
National Oilwell Varco, Inc. (a)	62,120	4,252,114
North American Energy Partners, Inc. (a)	40,000	647,200
Petroleum Geo-Services ASA	18,800	513,399
Smith International, Inc.	23,900	1,828,589
Subsea 7, Inc. (a)	5,000	131,876
T-3 Energy Services, Inc. (a)	7,000	369,600
Transocean, Inc. (a)	10,961	1,616,309
Weatherford International Ltd. (a)	4,000	322,680
		22,286,849
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	21,500	1,045,975
Arch Coal, Inc.	15,700	900,552
Atlas Energy Resources LLC	1,000	40,170
Boardwalk Pipeline Partners, LP	5,700	144,153
Cameco Corp.	3,000	104,290
Canadian Natural Resources Ltd.	10,100	857,963
Chesapeake Energy Corp.	46,600	2,409,220
Concho Resources, Inc.	1,000	27,570
CONSOL Energy, Inc.	35,300	2,857,888
Copano Energy LLC	4,900	181,692
Denbury Resources, Inc. (a)	60,700	1,854,992
Energy Transfer Equity LP	5,200	178,516
EOG Resources, Inc.	500	65,240

	Shares	Value
Foundation Coal Holdings, Inc.	7,000	$ 419,860
Frontier Oil Corp.	23,100	574,035
Holly Corp.	18,601	771,569
Newfield Exploration Co. (a)	2,000	121,520
OAO Gazprom sponsored ADR	8,900	470,810
OPTI Canada, Inc. (a)	78,400	1,659,704
Peabody Energy Corp.	30,000	1,833,900
Petrobank Energy & Resources Ltd. (a)	22,200	1,071,314
Rex Energy Corp.	1,000	21,700
Southwestern Energy Co. (a)	84,200	3,562,502
Tesoro Corp.	22,400	563,136
Valero Energy Corp.	100	4,885
Western Refining, Inc.	44,460	445,045
Williams Companies, Inc.	27,100	962,050
XTO Energy, Inc.	2,000	123,720
		23,273,971
TOTAL ENERGY		45,560,820
FINANCIALS - 8.3%
Capital Markets - 1.0%
Franklin Resources, Inc.	14,600	1,389,190
GLG Partners, Inc.	40,000	330,000
Lehman Brothers Holdings, Inc.	11,000	486,640
SEI Investments Co.	31,300	728,351
T. Rowe Price Group, Inc.	2,300	134,688
		3,068,869
Commercial Banks - 1.6%
Bank of Yokohama Ltd.	84,000	616,739
Chiba Bank Ltd.	52,000	410,919
Chuo Mitsui Trust Holdings, Inc.	55,000	391,325
Mitsubishi UFJ Financial Group, Inc.	70,000	771,217
Shinsei Bank Ltd.	117,000	514,868
Shizuoka Bank Ltd.	40,000	491,012
Sumitomo Mitsui Financial Group, Inc.	100	860,416
Tokyo Tomin Bank Ltd.	20,600	439,333
UMB Financial Corp.	7,600	377,264
		4,873,093
Diversified Financial Services - 2.7%
Bolsa de Mercadorias & Futuros - BM&F SA	35,000	355,854
Bovespa Holding SA	18,000	273,433
CME Group, Inc.	300	137,235
IntercontinentalExchange, Inc. (a)	13,400	2,079,010
KKR Financial Holdings LLC	245,000	3,111,500
MSCI, Inc. Class A	11,800	366,036
NYMEX Holdings, Inc.	16,100	1,490,860
Osaka Securities Exchange Co. Ltd.	64	348,096
		8,162,024
Insurance - 1.6%
Allied World Assurance Co. Holdings Ltd.	3,000	123,690
Assurant, Inc.	13,300	864,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	5,000	$ 169,550
CNA Financial Corp.	11,480	307,779
CNinsure, Inc. ADR	54,000	758,700
Fidelity National Financial, Inc. Class A	10,000	159,900
LandAmerica Financial Group, Inc. (d)	15,900	456,330
Odontoprev SA	18,000	454,819
Philadelphia Consolidated Holdings Corp. (a)	9,600	354,048
Prudential Financial, Inc.	7,000	529,970
The First American Corp.	18,000	590,400
		4,769,686
Real Estate Investment Trusts - 0.8%
Annaly Capital Management, Inc.	54,000	905,040
MFA Mortgage Investments, Inc.	131,300	917,787
SL Green Realty Corp.	5,000	464,000
		2,286,827
Thrifts & Mortgage Finance - 0.6%
People's United Financial, Inc.	36,700	622,799
Washington Federal, Inc.	55,900	1,330,979
		1,953,778
TOTAL FINANCIALS		25,114,277
HEALTH CARE - 13.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	18,500	1,302,030
Amylin Pharmaceuticals, Inc. (a)	39,607	1,092,361
Biogen Idec, Inc. (a)	11,400	691,866
Cephalon, Inc. (a)	11,300	705,233
CSL Ltd.	10,000	375,319
Genentech, Inc. (a)	8,000	545,600
Gilead Sciences, Inc. (a)	11,362	588,097
GTx, Inc. (a)	28,100	479,105
Indevus Pharmaceuticals, Inc. (a)	225,000	1,082,250
Martek Biosciences (a)	5,000	176,300
Myriad Genetics, Inc. (a)	12,000	498,480
Theravance, Inc. (a)	58,038	724,895
Vertex Pharmaceuticals, Inc. (a)	1,000	25,520
		8,287,056
Health Care Equipment & Supplies - 4.0%
Abiomed, Inc. (a)	25,000	364,750
Align Technology, Inc. (a)(d)	216,984	2,664,564
American Medical Systems Holdings, Inc. (a)(d)	70,000	987,000
Conceptus, Inc. (a)	62,500	1,126,250
EnteroMedics, Inc.	24,000	108,720
ev3, Inc. (a)	5,000	41,550
Hill-Rom Holdings, Inc.	25,300	635,789
Insulet Corp.	29,000	530,990

	Shares	Value
Intuitive Surgical, Inc. (a)	1,000	$ 289,260
Kinetic Concepts, Inc. (a)	8,000	317,280
Masimo Corp.	20,000	583,000
NxStage Medical, Inc. (a)	57,800	334,084
Orthofix International NV (a)	24,000	738,240
RTI Biologics, Inc. (a)	15,000	152,100
Smith & Nephew PLC sponsored ADR	3,000	194,190
TranS1, Inc. (d)	238,200	3,108,510
		12,176,277
Health Care Providers & Services - 2.8%
athenahealth, Inc. (d)	53,200	1,330,000
Brookdale Senior Living, Inc.	26,000	680,680
Coventry Health Care, Inc. (a)	5,500	246,015
Emeritus Corp. (a)	29,000	714,850
Express Scripts, Inc. (a)	18,600	1,302,372
Genoptix, Inc.	43,000	1,179,490
Henry Schein, Inc. (a)	5,473	303,040
Medco Health Solutions, Inc. (a)	18,000	891,720
MWI Veterinary Supply, Inc. (a)	8,000	275,760
Pediatrix Medical Group, Inc. (a)	15,587	1,060,228
Psychiatric Solutions, Inc. (a)(d)	5,900	204,789
Sunrise Senior Living, Inc. (a)	11,000	235,950
		8,424,894
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	25,000	279,000
MedAssets, Inc.	51,900	779,019
		1,058,019
Life Sciences Tools & Services - 1.4%
Bruker BioSciences Corp. (a)	1,600	19,392
Charles River Laboratories International, Inc. (a)	19,700	1,143,585
Covance, Inc. (a)	1,800	150,822
Millipore Corp. (a)	2,000	140,200
PAREXEL International Corp. (a)	20,000	508,000
Pharmaceutical Product Development, Inc.	30,200	1,250,884
QIAGEN NV (a)	35,000	777,350
Varian, Inc. (a)	2,000	101,860
		4,092,093
Pharmaceuticals - 2.1%
Allergan, Inc.	49,400	2,784,678
BioForm Medical, Inc. (d)	186,481	947,323
Cardiome Pharma Corp. (a)	75,000	640,453
Perrigo Co.	700	28,693
Renovo Group PLC (a)	342,000	234,594
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	528,614
XenoPort, Inc. (a)	24,700	1,056,666
		6,221,021
TOTAL HEALTH CARE		40,259,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	21,444	$ 865,480
Goodrich Corp.	12,400	845,060
Precision Castparts Corp.	8,000	940,480
Spirit AeroSystems Holdings, Inc. Class A (a)	36,700	1,070,539
		3,721,559
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	463,424
Airlines - 1.0%
AirTran Holdings, Inc. (a)(d)	60,000	204,600
AMR Corp. (a)	86,000	754,220
Continental Airlines, Inc. Class B (a)	19,600	352,408
Northwest Airlines Corp. (a)	127,700	1,233,582
UAL Corp.	18,000	268,200
US Airways Group, Inc. (a)	38,800	333,292
		3,146,302
Building Products - 0.1%
Ameron International Corp.	1,500	148,200
Universal Forest Products, Inc.	6,000	208,260
		356,460
Commercial Services & Supplies - 4.7%
Advisory Board Co. (a)	2,600	121,212
American Reprographics Co. (a)	46,200	733,194
Corporate Executive Board Co.	15,400	670,978
Corrections Corp. of America (a)	109,182	2,784,141
Fuel Tech, Inc. (a)(d)	35,600	914,920
GeoEye, Inc. (a)	34,000	783,020
Healthcare Services Group, Inc.	5,000	76,300
Huron Consulting Group, Inc. (a)	22,500	941,850
IHS, Inc. Class A (a)	11,500	759,575
InnerWorkings, Inc. (a)	32,000	430,080
Manpower, Inc.	18,400	1,235,192
Republic Services, Inc.	36,600	1,163,514
The Geo Group, Inc. (a)	64,600	1,708,670
Waste Connections, Inc. (a)	30,600	981,342
Waste Management, Inc.	25,400	916,940
		14,220,928
Construction & Engineering - 0.7%
Fluor Corp.	7,500	1,146,525
Grupo Acciona SA	2,000	573,704
Outotec Oyj	3,000	188,222
Quanta Services, Inc. (a)	6,000	159,240
		2,067,691
Electrical Equipment - 4.7%
Akeena Solar, Inc. (a)(d)	15,000	96,450
Belden, Inc.	7,000	236,180
Ener1, Inc. (a)	3,000	21,600
Energy Conversion Devices, Inc. (a)(d)	14,220	463,430
Evergreen Solar, Inc. (a)(d)	168,000	1,443,120

	Shares	Value
First Solar, Inc. (a)	6,800	$ 1,985,532
GrafTech International Ltd. (a)	15,000	294,750
JA Solar Holdings Co. Ltd. ADR (a)	34,000	816,340
Nexans SA	4,800	639,327
Q-Cells AG (a)	6,000	702,589
Renewable Energy Corp. AS (a)	59,600	2,040,334
SolarWorld AG	14,000	755,541
Sunpower Corp. Class A (a)(d)	25,400	2,216,658
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	50,000	2,236,500
Vestas Wind Systems AS (a)	1,300	142,515
		14,090,866
Machinery - 1.5%
AGCO Corp. (a)	20,600	1,238,678
Cummins, Inc.	5,000	313,250
Donaldson Co., Inc.	4,000	174,160
GEA Group AG	16,000	593,218
Ingersoll-Rand Co. Ltd. Class A	18,000	798,840
Robbins & Myers, Inc.	6,000	239,160
Terex Corp. (a)	17,100	1,191,528
		4,548,834
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	26,100	886,617
Knight Transportation, Inc.	71,000	1,206,290
Landstar System, Inc.	9,500	493,620
Union Pacific Corp.	1,000	145,190
		2,731,717
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	426,600
Watsco, Inc.	3,500	158,795
		585,395
TOTAL INDUSTRIALS		45,933,176
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.2%
Ciena Corp. (a)	15,000	507,150
Cisco Systems, Inc. (a)	13,000	333,320
Corning, Inc.	22,000	587,620
Juniper Networks, Inc. (a)	76,700	2,118,454
Nice Systems Ltd. sponsored ADR (a)	5,000	159,200
		3,705,744
Computers & Peripherals - 1.4%
Apple, Inc. (a)	3,000	521,850
High Tech Computer Corp.	6,000	154,693
Intermec, Inc. (a)	10,000	211,200
NCR Corp. (a)	61,600	1,517,208
SanDisk Corp. (a)	23,000	623,070
Western Digital Corp. (a)	36,600	1,061,034
		4,089,055
Electronic Equipment & Instruments - 1.4%
Avnet, Inc. (a)	17,300	453,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Bell Microproducts, Inc. (a)	64,318	$ 131,852
Diploma PLC	200,000	628,287
Flextronics International Ltd. (a)	76,100	790,679
Ingram Micro, Inc. Class A (a)	30,700	522,207
Itron, Inc. (a)(d)	14,500	1,349,660
Jabil Circuit, Inc.	47,300	514,624
		4,390,396
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	16,900	604,513
Art Technology Group, Inc. (a)	120,000	429,600
comScore, Inc.	15,000	283,050
DealerTrack Holdings, Inc. (a)	34,900	671,476
Dice Holdings, Inc.	293,600	2,002,352
Internet Brands, Inc. Class A	30,979	201,673
LoopNet, Inc. (a)	20,000	225,800
Omniture, Inc. (a)	79,700	1,818,754
The Knot, Inc. (a)	2,700	31,698
		6,268,916
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	57,700	1,860,825
CyberSource Corp. (a)	38,000	689,700
Fiserv, Inc. (a)	10,000	505,500
MasterCard, Inc. Class A	3,800	1,057,008
Online Resources Corp. (a)	89,800	907,878
Visa, Inc.	11,800	984,710
		6,005,621
Semiconductors & Semiconductor Equipment - 9.2%
Altera Corp.	98,000	2,085,440
Applied Materials, Inc.	105,000	1,959,300
ARM Holdings PLC sponsored ADR	23,600	140,892
ASML Holding NV (NY Shares)	35,000	992,600
Atheros Communications, Inc. (a)	15,000	399,300
AuthenTec, Inc.	144,800	1,941,768
Broadcom Corp. Class A (a)	66,500	1,726,340
Cavium Networks, Inc.	47,000	965,850
Cymer, Inc. (a)	18,000	467,820
Cypress Semiconductor Corp. (a)	62,200	1,749,064
Eagle Test Systems, Inc. (a)	8,919	107,652
FormFactor, Inc. (a)	21,063	405,884
Himax Technologies, Inc. sponsored ADR	285,100	1,434,053
Hittite Microwave Corp. (a)	5,400	214,380
Intersil Corp. Class A	38,400	1,026,048
Lam Research Corp. (a)	46,500	1,899,060
LDK Solar Co. Ltd. Sponsored ADR (d)	4,800	152,352
Marvell Technology Group Ltd. (a)	38,880	503,496
MEMC Electronic Materials, Inc. (a)	17,500	1,101,975
Microchip Technology, Inc.	31,500	1,157,625
Micron Technology, Inc. (a)	75,000	579,000
Miraial Co. Ltd.	8,700	266,446

	Shares	Value
National Semiconductor Corp.	53,000	$ 1,080,670
Skyworks Solutions, Inc. (a)	179,700	1,561,593
Teradyne, Inc. (a)	5,992	79,634
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	2,336,994
Xilinx, Inc.	61,200	1,515,924
		27,851,160
Software - 3.4%
Activision, Inc. (a)	30,100	814,205
Adobe Systems, Inc. (a)	8,000	298,320
Citrix Systems, Inc. (a)	22,000	720,500
CompuGROUP Holding AG (a)	33,000	504,860
Concur Technologies, Inc. (a)	41,100	1,362,054
FactSet Research Systems, Inc.	6,000	360,180
Jack Henry & Associates, Inc.	53,300	1,400,724
McAfee, Inc. (a)	19,000	631,750
Nintendo Co. Ltd.	900	494,568
Nuance Communications, Inc. (a)	62,000	1,257,360
Quest Software, Inc. (a)	50,000	666,000
Salesforce.com, Inc. (a)	500	33,365
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	339,471
SPSS, Inc. (a)	9,000	380,160
THQ, Inc. (a)	18,800	400,064
Voltaire Ltd.	125,000	626,250
		10,289,831
TOTAL INFORMATION TECHNOLOGY		62,600,723
MATERIALS - 4.2%
Chemicals - 0.9%
Albemarle Corp.	4,100	153,381
CF Industries Holdings, Inc.	5,000	668,500
Cytec Industries, Inc.	3,000	177,030
Ecolab, Inc.	3,000	137,880
FMC Corp.	300	18,834
Monsanto Co.	4,000	456,080
Potash Corp. of Saskatchewan, Inc.	2,500	459,875
The Mosaic Co. (a)	4,500	551,295
Zoltek Companies, Inc. (a)(d)	5,000	133,350
		2,756,225
Construction Materials - 0.5%
Martin Marietta Materials, Inc. (d)	13,800	1,509,444
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	39,600	215,028
Temple-Inland, Inc.	39,600	462,132
		677,160
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	6,000	376,825
Allegheny Technologies, Inc.	19,542	1,345,076
Aquarius Platinum Ltd. (United Kingdom)	8,000	126,055
Barrick Gold Corp.	13,900	534,276
Century Aluminum Co. (a)	14,000	970,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc. Class B	2,500	$ 284,375
Newmont Mining Corp.	10,000	442,100
Nucor Corp.	22,200	1,676,100
Randgold Resources Ltd. sponsored ADR	8,800	400,576
RTI International Metals, Inc. (a)	13,140	541,237
Steel Dynamics, Inc.	16,000	557,600
Timminco Ltd. (a)	15,000	290,736
Yamana Gold, Inc.	15,000	192,285
		7,737,301
Paper & Forest Products - 0.1%
Glatfelter	12,400	180,916
TOTAL MATERIALS		12,861,046
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc.	120,000	1,105,200
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	60,805	2,640,153
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	431,600
		3,071,753
TOTAL TELECOMMUNICATION SERVICES		4,176,953
UTILITIES - 3.5%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	17,600	946,880
E.ON AG	1,500	306,077
Enernoc, Inc. (d)	10,000	154,200
Entergy Corp.	2,500	287,150
PPL Corp.	64,800	3,111,696
		4,806,003

	Shares	Value
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	69,400	$ 1,204,784
Clipper Windpower PLC (a)	2,500	25,524
Constellation Energy Group, Inc.	37,800	3,199,770
Ormat Technologies, Inc. (d)	14,500	714,850
Reliant Energy, Inc. (a)	25,000	643,500
		5,788,428
Multi-Utilities - 0.0%
Wisconsin Energy Corp.	3,000	142,380
TOTAL UTILITIES		10,736,811
TOTAL COMMON STOCKS (Cost $290,319,235)		301,367,581
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.51% (b)	2,943,651	2,943,651
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	13,005,275	13,005,275
TOTAL MONEY MARKET FUNDS (Cost $15,948,926)		15,948,926
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $306,268,161)	317,316,507
NET OTHER ASSETS - (4.8)%	(14,562,215)
NET ASSETS - 100%	$ 302,754,292
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,172
Fidelity Securities Lending Cash Central Fund	68,755
Total	$ 80,927
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 317,316,507	$ 311,307,096	$ 6,009,411	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $307,636,031. Net unrealized appreciation aggregated $9,680,476, of which $34,585,294 related to appreciated investment securities and $24,904,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2008

1.800359.104

MCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	135,700	$ 3,634,046
Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	131,400	3,666,060
Household Durables - 2.7%
NVR, Inc. (a)	12,500	7,668,750
Snap-On, Inc.	85,700	5,082,867
Whirlpool Corp. (d)	91,800	6,681,204
		19,432,821
Media - 3.4%
DreamWorks Animation SKG, Inc. Class A (a)	210,700	5,891,172
E.W. Scripps Co. Class A	122,600	5,505,966
Liberty Media Corp. - Entertainment Class A (a)	510,600	13,250,070
		24,647,208
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	139,000	3,757,170
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	144,600	3,658,380
OfficeMax, Inc.	373,700	6,827,499
		10,485,879
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc. (a)	214,700	7,518,794
Jones Apparel Group, Inc. (d)	532,500	8,429,475
VF Corp.	106,800	7,943,784
		23,892,053
TOTAL CONSUMER DISCRETIONARY		89,515,237
CONSUMER STAPLES - 7.2%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	518,200	9,514,152
Molson Coors Brewing Co. Class B	182,300	9,997,332
PepsiAmericas, Inc.	97,444	2,504,311
		22,015,795
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)(d)	129,700	4,944,164
SUPERVALU, Inc.	372,000	12,313,200
		17,257,364
Food Products - 1.8%
Del Monte Foods Co.	880,400	7,941,208
Tyson Foods, Inc. Class A	317,600	5,653,280
		13,594,488
TOTAL CONSUMER STAPLES		52,867,647

	Shares	Value
ENERGY - 9.8%
Energy Equipment & Services - 5.4%
ENSCO International, Inc.	111,800	$ 7,125,014
Helmerich & Payne, Inc.	178,100	9,572,875
Nabors Industries Ltd. (a)	152,100	5,709,834
National Oilwell Varco, Inc. (a)	99,000	6,776,550
Patterson-UTI Energy, Inc. (d)	203,100	5,674,614
Rowan Companies, Inc.	124,900	4,869,851
		39,728,738
Oil, Gas & Consumable Fuels - 4.4%
Hess Corp.	178,400	18,946,079
Massey Energy Co.	76,300	3,992,779
Sunoco, Inc.	132,000	6,126,120
Tesoro Corp.	119,400	3,001,716
		32,066,694
TOTAL ENERGY		71,795,432
FINANCIALS - 27.7%
Capital Markets - 1.2%
Invesco Ltd.	339,400	8,705,610
Commercial Banks - 4.1%
Associated Banc-Corp.	190,400	5,382,608
BOK Financial Corp.	42,095	2,403,625
Cullen/Frost Bankers, Inc.	134,800	7,524,536
Huntington Bancshares, Inc.	376,700	3,537,213
Synovus Financial Corp.	388,500	4,599,840
Zions Bancorp (d)	134,100	6,215,535
		29,663,357
Insurance - 12.3%
Allied World Assurance Co. Holdings Ltd.	200,200	8,254,246
American Financial Group, Inc.	181,900	4,987,698
Assurant, Inc.	196,400	12,766,000
Axis Capital Holdings Ltd.	170,900	5,795,219
CNA Financial Corp.	151,100	4,050,991
Endurance Specialty Holdings Ltd.	271,000	10,062,230
Everest Re Group Ltd.	103,700	9,369,295
HCC Insurance Holdings, Inc.	344,700	8,507,196
PartnerRe Ltd.	91,400	6,761,772
Philadelphia Consolidated Holdings Corp. (a)	120,700	4,451,416
RenaissanceRe Holdings Ltd.	197,800	10,174,832
W.R. Berkley Corp.	179,300	4,606,217
		89,787,112
Real Estate Investment Trusts - 7.4%
Annaly Capital Management, Inc.	741,400	12,425,864
Boston Properties, Inc.	63,100	6,340,919
Douglas Emmett, Inc.	202,000	4,799,520
General Growth Properties, Inc.	133,500	5,468,160
ProLogis Trust	102,400	6,411,264
Public Storage	126,900	11,509,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	46,900	$ 4,352,320
Taubman Centers, Inc.	43,500	2,465,145
		53,773,022
Real Estate Management & Development - 0.5%
Forestar Real Estate Group, Inc. (a)	164,500	4,096,050
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	225,400	5,341,980
People's United Financial, Inc.	253,200	4,296,804
Washington Federal, Inc.	262,400	6,247,744
		15,886,528
TOTAL FINANCIALS		201,911,679
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. (a)	77,600	3,077,616
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	39,800	1,902,042
LifePoint Hospitals, Inc. (a)	89,500	2,695,740
		4,597,782
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	52,100	3,024,405
Invitrogen Corp. (a)	44,900	4,201,293
Thermo Fisher Scientific, Inc. (a)	66,300	3,836,781
		11,062,479
TOTAL HEALTH CARE		18,737,877
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.3%
L-3 Communications Holdings, Inc.	85,600	9,540,120
Building Products - 2.7%
Armstrong World Industries, Inc.	159,500	5,676,605
Lennox International, Inc.	236,800	7,847,552
Owens Corning (a)	292,800	6,181,008
		19,705,165
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc. (a)	573,800	7,092,168
R.R. Donnelley & Sons Co.	218,900	6,707,096
		13,799,264
Machinery - 3.8%
AGCO Corp. (a)	112,800	6,782,664
Flowserve Corp.	67,800	8,413,302
Ingersoll-Rand Co. Ltd. Class A	281,300	12,484,094
		27,680,060

	Shares	Value
Road & Rail - 1.3%
Ryder System, Inc.	140,300	$ 9,606,341
TOTAL INDUSTRIALS		80,330,950
INFORMATION TECHNOLOGY - 6.6%
Computers & Peripherals - 2.6%
NCR Corp. (a)	375,700	9,253,491
Western Digital Corp. (a)(d)	325,500	9,436,245
		18,689,736
Electronic Equipment & Instruments - 0.3%
Sanmina-SCI Corp. (a)	1,389,600	2,153,880
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	95,900	5,079,823
Office Electronics - 1.3%
Xerox Corp.	669,700	9,355,709
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp. (a)	85,200	3,479,568
Software - 1.2%
Activision, Inc. (a)	133,200	3,603,060
Sybase, Inc. (a)	187,100	5,504,482
		9,107,542
TOTAL INFORMATION TECHNOLOGY		47,866,258
MATERIALS - 7.5%
Chemicals - 3.3%
Celanese Corp. Class A	107,800	4,824,050
CF Industries Holdings, Inc.	48,600	6,497,820
Chemtura Corp.	649,300	4,493,156
The Mosaic Co. (a)	70,000	8,575,700
		24,390,726
Containers & Packaging - 1.5%
Rock-Tenn Co. Class A	112,462	3,815,836
Smurfit-Stone Container Corp. (a)	1,239,100	6,728,313
		10,544,149
Metals & Mining - 2.7%
Cleveland-Cliffs, Inc. (d)	37,900	6,079,160
United States Steel Corp.	87,100	13,409,045
		19,488,205
TOTAL MATERIALS		54,423,080
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	79,600	2,583,020
Qwest Communications International, Inc.	699,700	3,610,452
		6,193,472
Common Stocks - continued
	Shares	Value
UTILITIES - 14.0%
Electric Utilities - 4.2%
Allegheny Energy, Inc.	105,100	$ 5,654,380
Edison International	319,800	16,683,966
PPL Corp. (d)	163,500	7,851,270
		30,189,616
Gas Utilities - 3.6%
Energen Corp.	184,500	12,590,280
Questar Corp.	223,100	13,838,893
		26,429,173
Independent Power Producers & Energy Traders - 2.8%
Constellation Energy Group, Inc.	95,900	8,117,935
Mirant Corp. (a)	305,400	12,554,994
		20,672,929
Multi-Utilities - 3.4%
MDU Resources Group, Inc.	218,600	6,310,982
OGE Energy Corp.	375,300	12,268,557
Wisconsin Energy Corp.	131,700	6,250,482
		24,830,021
TOTAL UTILITIES		102,121,739
TOTAL COMMON STOCKS (Cost $691,388,456)		725,763,371
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	5,717,588	$ 5,717,588
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	39,821,250	39,821,250
TOTAL MONEY MARKET FUNDS (Cost $45,538,838)		45,538,838
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $736,927,294)	771,302,209
NET OTHER ASSETS - (5.7)%	(41,817,014)
NET ASSETS - 100%	$ 729,485,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,553
Fidelity Securities Lending Cash Central Fund	93,488
Total	$ 129,041
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 771,302,209	$ 771,302,209	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $740,367,977. Net unrealized appreciation aggregated $30,934,232, of which $64,793,567 related to appreciated investment securities and $33,859,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.847930.101

AMCV-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	135,700	$ 3,634,046
Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	131,400	3,666,060
Household Durables - 2.7%
NVR, Inc. (a)	12,500	7,668,750
Snap-On, Inc.	85,700	5,082,867
Whirlpool Corp. (d)	91,800	6,681,204
		19,432,821
Media - 3.4%
DreamWorks Animation SKG, Inc. Class A (a)	210,700	5,891,172
E.W. Scripps Co. Class A	122,600	5,505,966
Liberty Media Corp. - Entertainment Class A (a)	510,600	13,250,070
		24,647,208
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	139,000	3,757,170
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	144,600	3,658,380
OfficeMax, Inc.	373,700	6,827,499
		10,485,879
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc. (a)	214,700	7,518,794
Jones Apparel Group, Inc. (d)	532,500	8,429,475
VF Corp.	106,800	7,943,784
		23,892,053
TOTAL CONSUMER DISCRETIONARY		89,515,237
CONSUMER STAPLES - 7.2%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	518,200	9,514,152
Molson Coors Brewing Co. Class B	182,300	9,997,332
PepsiAmericas, Inc.	97,444	2,504,311
		22,015,795
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)(d)	129,700	4,944,164
SUPERVALU, Inc.	372,000	12,313,200
		17,257,364
Food Products - 1.8%
Del Monte Foods Co.	880,400	7,941,208
Tyson Foods, Inc. Class A	317,600	5,653,280
		13,594,488
TOTAL CONSUMER STAPLES		52,867,647

	Shares	Value
ENERGY - 9.8%
Energy Equipment & Services - 5.4%
ENSCO International, Inc.	111,800	$ 7,125,014
Helmerich & Payne, Inc.	178,100	9,572,875
Nabors Industries Ltd. (a)	152,100	5,709,834
National Oilwell Varco, Inc. (a)	99,000	6,776,550
Patterson-UTI Energy, Inc. (d)	203,100	5,674,614
Rowan Companies, Inc.	124,900	4,869,851
		39,728,738
Oil, Gas & Consumable Fuels - 4.4%
Hess Corp.	178,400	18,946,079
Massey Energy Co.	76,300	3,992,779
Sunoco, Inc.	132,000	6,126,120
Tesoro Corp.	119,400	3,001,716
		32,066,694
TOTAL ENERGY		71,795,432
FINANCIALS - 27.7%
Capital Markets - 1.2%
Invesco Ltd.	339,400	8,705,610
Commercial Banks - 4.1%
Associated Banc-Corp.	190,400	5,382,608
BOK Financial Corp.	42,095	2,403,625
Cullen/Frost Bankers, Inc.	134,800	7,524,536
Huntington Bancshares, Inc.	376,700	3,537,213
Synovus Financial Corp.	388,500	4,599,840
Zions Bancorp (d)	134,100	6,215,535
		29,663,357
Insurance - 12.3%
Allied World Assurance Co. Holdings Ltd.	200,200	8,254,246
American Financial Group, Inc.	181,900	4,987,698
Assurant, Inc.	196,400	12,766,000
Axis Capital Holdings Ltd.	170,900	5,795,219
CNA Financial Corp.	151,100	4,050,991
Endurance Specialty Holdings Ltd.	271,000	10,062,230
Everest Re Group Ltd.	103,700	9,369,295
HCC Insurance Holdings, Inc.	344,700	8,507,196
PartnerRe Ltd.	91,400	6,761,772
Philadelphia Consolidated Holdings Corp. (a)	120,700	4,451,416
RenaissanceRe Holdings Ltd.	197,800	10,174,832
W.R. Berkley Corp.	179,300	4,606,217
		89,787,112
Real Estate Investment Trusts - 7.4%
Annaly Capital Management, Inc.	741,400	12,425,864
Boston Properties, Inc.	63,100	6,340,919
Douglas Emmett, Inc.	202,000	4,799,520
General Growth Properties, Inc.	133,500	5,468,160
ProLogis Trust	102,400	6,411,264
Public Storage	126,900	11,509,830
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	46,900	$ 4,352,320
Taubman Centers, Inc.	43,500	2,465,145
		53,773,022
Real Estate Management & Development - 0.5%
Forestar Real Estate Group, Inc. (a)	164,500	4,096,050
Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	225,400	5,341,980
People's United Financial, Inc.	253,200	4,296,804
Washington Federal, Inc.	262,400	6,247,744
		15,886,528
TOTAL FINANCIALS		201,911,679
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.4%
Kinetic Concepts, Inc. (a)	77,600	3,077,616
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	39,800	1,902,042
LifePoint Hospitals, Inc. (a)	89,500	2,695,740
		4,597,782
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. (a)	52,100	3,024,405
Invitrogen Corp. (a)	44,900	4,201,293
Thermo Fisher Scientific, Inc. (a)	66,300	3,836,781
		11,062,479
TOTAL HEALTH CARE		18,737,877
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.3%
L-3 Communications Holdings, Inc.	85,600	9,540,120
Building Products - 2.7%
Armstrong World Industries, Inc.	159,500	5,676,605
Lennox International, Inc.	236,800	7,847,552
Owens Corning (a)	292,800	6,181,008
		19,705,165
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc. (a)	573,800	7,092,168
R.R. Donnelley & Sons Co.	218,900	6,707,096
		13,799,264
Machinery - 3.8%
AGCO Corp. (a)	112,800	6,782,664
Flowserve Corp.	67,800	8,413,302
Ingersoll-Rand Co. Ltd. Class A	281,300	12,484,094
		27,680,060

	Shares	Value
Road & Rail - 1.3%
Ryder System, Inc.	140,300	$ 9,606,341
TOTAL INDUSTRIALS		80,330,950
INFORMATION TECHNOLOGY - 6.6%
Computers & Peripherals - 2.6%
NCR Corp. (a)	375,700	9,253,491
Western Digital Corp. (a)(d)	325,500	9,436,245
		18,689,736
Electronic Equipment & Instruments - 0.3%
Sanmina-SCI Corp. (a)	1,389,600	2,153,880
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	95,900	5,079,823
Office Electronics - 1.3%
Xerox Corp.	669,700	9,355,709
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp. (a)	85,200	3,479,568
Software - 1.2%
Activision, Inc. (a)	133,200	3,603,060
Sybase, Inc. (a)	187,100	5,504,482
		9,107,542
TOTAL INFORMATION TECHNOLOGY		47,866,258
MATERIALS - 7.5%
Chemicals - 3.3%
Celanese Corp. Class A	107,800	4,824,050
CF Industries Holdings, Inc.	48,600	6,497,820
Chemtura Corp.	649,300	4,493,156
The Mosaic Co. (a)	70,000	8,575,700
		24,390,726
Containers & Packaging - 1.5%
Rock-Tenn Co. Class A	112,462	3,815,836
Smurfit-Stone Container Corp. (a)	1,239,100	6,728,313
		10,544,149
Metals & Mining - 2.7%
Cleveland-Cliffs, Inc. (d)	37,900	6,079,160
United States Steel Corp.	87,100	13,409,045
		19,488,205
TOTAL MATERIALS		54,423,080
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyTel, Inc.	79,600	2,583,020
Qwest Communications International, Inc.	699,700	3,610,452
		6,193,472
Common Stocks - continued
	Shares	Value
UTILITIES - 14.0%
Electric Utilities - 4.2%
Allegheny Energy, Inc.	105,100	$ 5,654,380
Edison International	319,800	16,683,966
PPL Corp. (d)	163,500	7,851,270
		30,189,616
Gas Utilities - 3.6%
Energen Corp.	184,500	12,590,280
Questar Corp.	223,100	13,838,893
		26,429,173
Independent Power Producers & Energy Traders - 2.8%
Constellation Energy Group, Inc.	95,900	8,117,935
Mirant Corp. (a)	305,400	12,554,994
		20,672,929
Multi-Utilities - 3.4%
MDU Resources Group, Inc.	218,600	6,310,982
OGE Energy Corp.	375,300	12,268,557
Wisconsin Energy Corp.	131,700	6,250,482
		24,830,021
TOTAL UTILITIES		102,121,739
TOTAL COMMON STOCKS (Cost $691,388,456)		725,763,371
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	5,717,588	$ 5,717,588
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	39,821,250	39,821,250
TOTAL MONEY MARKET FUNDS (Cost $45,538,838)		45,538,838
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $736,927,294)	771,302,209
NET OTHER ASSETS - (5.7)%	(41,817,014)
NET ASSETS - 100%	$ 729,485,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,553
Fidelity Securities Lending Cash Central Fund	93,488
Total	$ 129,041
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 771,302,209	$ 771,302,209	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $740,367,977. Net unrealized appreciation aggregated $30,934,232, of which $64,793,567 related to appreciated investment securities and $33,859,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities Fund

April 30, 2008

1.800364.104

UIF-QTLY-0608

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Media - 6.2%
Cablevision Systems Corp. - NY Group Class A (a)(d)	239,900	$ 5,518
Comcast Corp. Class A	3,283,198	67,470
		72,988
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.	145,800	5,068
Spectra Energy Corp.	1,602,900	39,592
		44,660
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	265,900	2,561
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
NeuStar, Inc. Class A (a)	74,600	2,052
TELECOMMUNICATION SERVICES - 39.8%
Diversified Telecommunication Services - 37.9%
AT&T, Inc. (d)	7,469,163	289,131
FairPoint Communications, Inc.	882,674	8,129
Level 3 Communications, Inc. (a)	1,720,600	5,110
Qwest Communications International, Inc. (d)	2,077,300	10,719
Verizon Communications, Inc.	3,238,441	124,615
Windstream Corp.	608,920	7,149
		444,853
Wireless Telecommunication Services - 1.9%
Leap Wireless International, Inc. (a)	129,500	6,924
NII Holdings, Inc. (a)	227,100	10,388
Telephone & Data Systems, Inc.	120,920	4,631
		21,943
TOTAL TELECOMMUNICATION SERVICES		466,796
UTILITIES - 46.7%
Electric Utilities - 31.1%
Allegheny Energy, Inc.	463,500	24,936
American Electric Power Co., Inc.	685,700	30,603
Edison International	373,900	19,506
Entergy Corp.	312,302	35,871
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,005,809	$ 85,977
FirstEnergy Corp.	633,100	47,888
FPL Group, Inc.	857,900	56,870
Great Plains Energy, Inc. (d)	115,500	2,961
PPL Corp.	1,180,127	56,670
Sierra Pacific Resources	258,200	3,519
		364,801
Gas Utilities - 1.8%
Equitable Resources, Inc.	96,200	6,385
Questar Corp.	190,400	11,811
Southern Union Co.	122,400	3,136
		21,332
Independent Power Producers & Energy Traders - 5.9%
AES Corp. (a)	916,284	15,907
Calpine Corp. (a)	159,900	3,150
Constellation Energy Group, Inc.	334,263	28,295
Mirant Corp. (a)	94,073	3,867
NRG Energy, Inc. (a)	345,700	15,194
Reliant Energy, Inc. (a)	106,000	2,728
		69,141
Multi-Utilities - 7.9%
Aquila, Inc. (a)	426,400	1,535
CenterPoint Energy, Inc.	444,300	6,762
Dominion Resources, Inc. (d)	312,700	13,568
Public Service Enterprise Group, Inc.	863,644	37,923
Sempra Energy (d)	591,600	33,526
		93,314
TOTAL UTILITIES		548,588
TOTAL COMMON STOCKS (Cost $1,074,010)		1,137,645
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	18,214,207	$ 18,214
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	44,013,650	44,014
TOTAL MONEY MARKET FUNDS (Cost $62,228)		62,228
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $1,136,238)		1,199,873
NET OTHER ASSETS - (2.2)%		(25,586)
NET ASSETS - 100%		$ 1,174,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Fidelity Securities Lending Cash Central Fund	32
Total	$ 131
Other Information

The following is a summary of the inputs used, as of April 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,199,873	$ 1,199,873	$ -	$ -
Income Tax Information

At April 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,158,492,000. Net unrealized appreciation aggregated $41,381,000, of which $117,518,000 related to appreciated investment securities and $76,137,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 30, 2008